File Nos. 33-74174
                                                                      811-8306
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 4                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 5                                                     [X]

                      (Check appropriate box or boxes.)

     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
     _______________________________________
     (Exact Name of Registrant)

     FIRST COVA LIFE INSURANCE COMPANY
     __________________________________
     (Name of Depositor)

     120 Broadway, New York, New York                              10271
     ____________________________________________________          _________
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 469-4545

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          First Cova Life Insurance Company
          120 Broadway
          New York, NY 10271
          (800) 469-4545

     Copies to:
        Judith A. Hasenauer            and   Bernard J. Spaulding
        Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
        P.O. Box 5108                        General Counsel and Secretary
        Westport, CT  06881                  First Cova Life Insurance
                                               Company
        (203) 226-7866                       120 Broadway
                                             New York, NY 10271



It is proposed that this filing will become effective:

     __X__  immediately upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on  (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts




          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Appendix A - Condensed Financial
                                                   Information
Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Cova
                                                   Series Trust; General American
                                                   Capital Company

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Annuity Payments
                                                   (The Income Phase)

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents
Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                    PART A

                                                                       The Fixed
                                                            And Variable Annuity

                                                                       issued by

                                         FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
                                                                             and

                                                                 FIRST COVA LIFE
                                                               INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by First Cova Life Insurance Company (First Cova).

The annuity contract has 12 investment choices - a fixed account which offers an interest rate which is guaranteed by First Cova, and 11 investment portfolios listed below. The 11 investment portfolios are part of Cova Series Trust or General American Capital Company. You can put your money in the fixed account and/or any of these investment portfolios.


Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.:
         Select Equity
         Large Cap Stock
         Small Cap Stock
         International Equity
         Quality Bond

     Managed by Lord, Abbett & Co.:
         Bond Debenture
         Mid-Cap Value
         Large Cap Research
         Developing Growth
         Lord Abbett Growth and Income

General American Capital Company:

     Managed by Conning Asset
     Management Company:
         Money Market

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First Cova Fixed and Variable Annuity Contract.

To learn more about the First Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated December ____, 1999. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.


The Contracts:

* are not bank deposits
* are not federally insured
* are not endorsed by any bank or government agency
* are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


December ___, 1999


TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS

  SUMMARY

  Fee Table

  Examples

  THE ANNUITY CONTRACT

  ANNUITY PAYMENTS (THE INCOME PHASE)

     Annuity Date
     Annuity Payments
     Annuity Options

  PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Accumulation Units

  INVESTMENT OPTIONS
     Cova Series Trust
     General American Capital Company
     Transfers
     Dollar Cost Averaging Program
     Automatic Rebalancing Program
     Voting Rights
     Substitution

  EXPENSES
     Insurance Charges
     Contract Maintenance Charge
     Withdrawal Charge
     Reduction or Elimination of the
        Withdrawal Charge
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

  TAXES
     Annuity Contracts in General
     Qualified and Non-Qualified Contracts
     Withdrawals - Non-Qualified Contracts
     Withdrawals - Qualified Contracts
     Diversification

  ACCESS TO YOUR MONEY
     Systematic Withdrawal Program
     Suspension of Payments or Transfers

  PERFORMANCE

  DEATH BENEFIT
     Upon Your Death
     Death of Annuitant
  OTHER INFORMATION
      First Cova
      Year 2000
      The Separate Account
      Distributor
      Ownership
      Beneficiary
      Assignment
      Financial Statements

 TABLE OF CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION

 APPENDIX A
 Condensed Financial Information

 APPENDIX B
 Performance Information

 INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                           Page

 Accumulation Phase
 Accumulation Unit
 Annuitant
 Annuity Date
 Annuity Options
 Annuity Payments
 Annuity Unit
 Beneficiary
 Fixed Account
 Income Phase
 Investment Portfolios
 Joint Owner
 Non-Qualified
 Owner
 Purchase Payment
 Qualified
 Tax Deferral


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.

THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by First Cova is a contract between you, the owner, and First Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 11 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, First Cova. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First Cova.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are described in the prospectuses for the funds. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.

EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

     * Each year First Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, First Cova currently waives this charge if the value of your contract is at least $50,000.

     * First Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

     * If you take your money out, First Cova may assess a withdrawal charge of up to 7% of the purchase payment withdrawn. After First Cova has had a purchase payment for seven years, there is no charge by First Cova for a withdrawal of that purchase payment.

     * The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

     * There are also investment charges which range from .205% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.

TAXES:

Your earnings are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, First Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it we will send you whatever your contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the contract as an Individual Retirement Annuity (IRA), you will receive back your purchase payment. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.)

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

* You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

* You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

* First Cova will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

These features may not be suitable for your particular situation.

INQUIRIES:

If you need more information about buying a contract, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

If you have any other questions, please contact us at our Home Office:

120 Broadway, 10th Floor
New York, NY 10271
(800) 469-4545
(212) 766-0012

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of               Years Since
purchase payments) (see Note 1 below)                 Payment           Charge
                                                         1                7%
                                                         2                6%
                                                         3                5%
                                                         4                4%
                                                         5                3%
                                                         6                2%
                                                         7                1%
                                                         8+               0%

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

CONTRACT MAINTENANCE CHARGE (see Note 3 below)      $30 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                           ---
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES              1.40%

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                   Other Expenses
                                                                                   (after expense
                                                                                   reimbursement for
                                                  Management                       certain Portfolios -         Total Annual
                                                     Fees                          see Note 4 below)        Portfolio Expenses
-------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.
       Select Equity                                 .68%                                 .18%                     .86%
       Large Cap Stock                               .65%                                 .10%                     .75%
       Small Cap Stock                               .85%                                 .27%                    1.12%
       International Equity                          .80%                                 .28%                    1.08%
       Quality Bond                                  .55%                                 .10%                     .65%
-------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture                                 .75%                                .10%                     .85%
       Mid-Cap Value                                 1.00%                                .30%                    1.30%
       Large Cap Research                            1.00%                                .30%                    1.30%
       Developing Growth                              .90%                                .30%                    1.20%
       Lord Abbett Growth and Income*                 .65%                                .07%                     .72%
--------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                                  .125%                                .08%                   .205%
-------------------------------------------------------------------------------------------------------------------------------

*    Estimated.   The  Portfolio  commenced investment operations on January 8,
     1999.


Examples

The examples should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) if you surrender the contract at the end of each time period;
    (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                               Time Periods

------------------------------------------------------------------------------------------------------------------------------------
                                                  1 year              3 years               5 years            10 years
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.
       Select Equity                              (a)  $93.90         (a) $118.46           (a) $152.49         (a) $267.24
                                                  (b)  $23.90         (b) $ 73.46           (b) $125.49         (b) $267.24
       Large Cap Stock                            (a)  $92.80         (a) $115.15           (a) $146.95         (a) $256.13
                                                  (b)  $22.80         (b) $ 70.15           (b) $119.95         (b) $256.13
       Small Cap Stock                            (a)  $96.50         (a) $126.26           (a) $165.47         (a) $292.98
                                                  (b)  $26.50         (b) $ 81.26           (b) $138.47         (b) $292.98
       International Equity                       (a)  $96.10         (a) $125.06           (a) $163.48         (a) $289.07
                                                  (b)  $26.10         (b) $ 80.06           (b) $136.48         (b) $289.07
       Quality Bond                               (a)  $91.79         (a) $112.12           (a) $141.89         (a) $245.92
                                                  (b)  $21.79         (b) $ 67.12           (b) $114.89         (b) $245.92
------------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture                             (a)  $93.80         (a) $118.16           (a) $151.99         (a) $266.24
                                                  (b)  $23.80         (b) $ 73.16           (b) $124.99         (b) $266.24
       Mid-Cap Value                              (a)  $98.30         (a) $131.62           (a) $174.35         (a) $310.37
                                                  (b)  $28.30         (b) $ 86.62           (b) $147.35         (b) $310.37
       Large Cap Research                         (a)  $98.30         (a) $131.62           (a) $174.35         (a) $310.37
                                                  (b)  $28.30         (b) $ 86.62           (b) $147.35         (b) $310.37
       Developing Growth                          (a)  $97.30         (a) $128.65           (a) $169.42         (a) $300.75
                                                  (b)  $27.30         (b) $ 83.65           (b) $142.42         (b) $300.75
       Lord Abbett Growth and Income              (a)  $92.49         (a) $114.24           (a) $145.43         (a) $253.08
                                                  (b)  $22.49         (b) $ 69.24           (b) $118.43         (b) $253.08
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                               (a)  $87.31         (a) $98.54            (a) $119.02         (a) $199.08
                                                  (b)  $17.31         (b) $53.54            (b) $ 92.02         (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. After First Cova has had a purchase payment for 7 years, there is no charge by First Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First Cova.

2. First Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

3. During the accumulation phase, First Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First Cova will charge the contract maintenance charge.

4.   Since May 1, 1996,  Cova Financial  Services Life  Insurance  Company (Cova
     Life), an affiliate of First Cova, has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Beginning May 1, 1999, Cova will discontinue this reimbursement arrangement for the Select Equity, Small Cap Stock and International Equity Portfolios. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the actual expenses for these Portfolios for the year ended December 31, 1998. Also beginning May 1, 1999, Cova will reimburse the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios for all operating expenses (exclusive of the management fees) in excess of approximately .30%, instead of .10%. This change is reflected above under "Other Expenses" for these three Portfolios. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses for the year ended December 31, 1998 would have been .86% for the Quality Bond Portfolio, .94% for the Large Cap Stock Portfolio, .93% for the Bond Debenture Portfolio, 1.68% for the Mid-Cap Value Portfolio, 1.95% for the Large Cap Research Portfolio and 1.70% for the Developing Growth Portfolio.

5.   Premium taxes are not reflected. New York does not assess premium taxes.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.

THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case First Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 11 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First Cova. If you select the fixed account, your money will be placed with the other general assets of First Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying First Cova in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."

ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

  * the fixed account,

  * the investment portfolio(s), or

  * a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) the value of your contract in the investment portfolio(s) on the annuity date,

     2) the 3% assumed investment rate used in the annuity table for the contract, and

     3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment and you have not made a purchase payment in 3 years. In that case, First Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First Cova has the right to change the frequency of payments so that your annuity payments are at least $20.

Annuity Options

You can choose among income plans. We call them annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to First Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.) The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with
     359.71 accumulation units for the Quality Bond Portfolio.

INVESTMENT OPTIONS

The contract offers 11 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

Cova Series Trust

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory) which is an affiliate of First Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different
investment  objective.   Cova  Advisory  has  engaged  sub-advisers  to  provide
investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

  Select Equity Portfolio
  Large Cap Stock Portfolio
  Small Cap Stock Portfolio
  International Equity Portfolio
  Quality Bond Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

  Bond Debenture Portfolio
  Mid-Cap Value Portfolio
  Large Cap Research Portfolio
  Developing Growth Portfolio
  Lord Abbett Growth and Income Portfolio

General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund

Transfers

You can transfer money among the fixed account and the investment portfolios.

Telephone Transfers. You can make transfers by telephone. If you own the contract with a joint owner, unless First Cova is instructed otherwise, First Cova will accept instructions from either you or the other owner. First Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. First Cova tape records all telephone instructions.

Transfers During the Accumulation Phase.

You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers During the Income Phase.

You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, First Cova does not charge for participating in the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. First Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, First Cova does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

Voting Rights

First Cova is the legal owner of the investment portfolio shares. However, First Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that First Cova owns on its own behalf. Should First Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

First Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, First Cova makes a deduction for its insurance charges. First Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

   1) the mortality and expense risk premium, and

   2) the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First Cova will bear the loss. First Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, First Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

First Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. First Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. First Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, unless the purchase payment was made more than 7 years ago, the charge is:


              Years Since
                Payment           Charge
                   1                7%
                   2                6%
                   3                5%
                   4                4%
                   5                3%
                   6                2%
                   7                1%
                   8+               0%

After First Cova has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. First Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

     *    10% of purchase payments free.

     * Remaining purchase payments that are over 7 years old and not subject to a withdrawal charge.

     *    Earnings in the contract free.

     * Remaining purchase payments that are less than 7 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract if sufficient, or from the amount withdrawn.

First Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE:  For tax purposes, earnings are considered to come out first.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.

Income Taxes

First Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

TAXES

NOTE: First Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract.

If you purchase the contract under an IRA, your contract is referred to as a qualified contract. Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1) paid on or after the taxpayer reaches age 59 1/2;

     (2) paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5) paid under an immediate annuity; or

     (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, First Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

You can have access to the money in your  contract:

   (1) by making a  withdrawal (either a partial or a complete withdrawal);

   (2) by electing to receive annuity payments;  or

   (3) when a death benefit is paid to your beneficiary.

You can only make withdrawals during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value. The withdrawal value is the value of the contract on the day you made the withdrawal:

  * less any applicable withdrawal charge,

  * less any  premium  tax, and

  * less any  contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct First Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500 or if smaller, the remaining withdrawal value. First Cova requires that after a partial withdrawal is made you keep at least $500 in your contract.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Systematic Withdrawal Program

The Systematic Withdrawal Program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First Cova does not have any charge for this program. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

Income taxes and tax penalties may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

First Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or First Cova cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

PERFORMANCE

First Cova periodically advertises performance of the various investment portfolios. First Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

First Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, First Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.


For contracts purchased on or after December 30, 1999, your death benefit is the Annual Step-Up Option. If you bought your contract before December 30, 1999, you received the Seven Year Step-Up Option. On your next contract anniversary after December 30, 1999, you can elect the Annual Step-Up Option for contracts issued prior to December 30, 1999. If you do not make an election on such contract anniversary, your death benefit will remain the Seven Year Step-Up Option.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

ANNUAL STEP-UP OPTION FOR CONTRACTS ISSUED ON OR AFTER DECEMBER 30, 1999

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of you or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater that the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:

Assumed facts for example:

$10,000 current GACV

$8,000 contract value

$5,000 total purchase payments, less any prior withdrawals and associated withdrawal charges

$2,100 partial withdrawal ($2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100  $8,000) X $10,000]

which results in the current GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

The contract value immediately after the withdrawal is $5,900, which is $8,000 less the $2,000 withdrawal and the $100 withdrawal charge.

The death benefit immediately after the withdrawal is the greatest of purchase payments less withdrawals and withdrawal charges ($5,000 minus $2,100) or the contract value ($5,900) or the GACV ($7,375).

The death benefit is therefore $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death beneift is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

ANNUAL STEP-UP OPTION FOR CONTRACTS ISSUED PRIOR TO DECEMBER 30, 1999

Prior to you or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day First Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option C (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day First Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option C (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

SEVEN YEAR STEP-UP OPTION FOR CONTRACTS ISSUED PRIOR TO DECEMBER 30, 1999


The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent seven year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals.)

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid;  or

3. The value of your contract on the most recent seven year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date First Cova receives proof of death. If First Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

OTHER INFORMATION

First Cova Life Insurance Company (First Cova) was organized under the laws of the State of New York on December 31, 1992. First Cova is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company (Cova Life), a Missouri insurance company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Cova which on that date changed its name to First Cova Life Insurance Company.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase the ultimate parent of General American Life Insurance Company, the parent company of Cova Life. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.

First Cova is  licensed  to do business only in the state of New York.

YEAR 2000

First Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

The total cost of implementing these plans is not expected to have a material effect on First Cova's financial position or results of operations. First Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.

The Separate Account

First Cova has established a separate account, First Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First Cova adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in First Cova's name on behalf of the Separate Account and legally belong to First Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of First Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions of up to 3.5% of purchase payments. In addition, under certain circumstances, an expense allowance of up to 2.75% of purchase payments may be payable. The New York Insurance Department has ruled that asset based compensation is permissible under certain circumstances. First Cova may, in the future, adopt an asset based compensation program in addition to, or in lieu of, the present compensation program.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. First Cova will not be bound by the assignment until it receives the written notice of the assignment. First Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The financial statements of First Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements


APPENDIX A
Condensed Financial Information
Accumulation Unit Value History

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                               Period             Period                  Period
                                             Ended 9/30/99     Ended 12/31/98        Ended 12/31/97
                                              (unaudited)
----------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.
Select Equity Sub-Account
     Beginning of Period                       $16.99          $14.05                 $11.76
     End of Period                              16.30           16.99                  14.05
     Number of Accum. Units Outstanding       138,623           5,207                  1,321
Small Cap Stock Sub-Account
     Beginning of Period                       $12.58          $13.49                 $10.92
     End of Period                              13.32           12.58                  13.49
     Number of Accum. Units Outstanding        62,947           2,679                    530
International Equity Sub-Account
     Beginning of Period                       $12.89          $11.46                 $11.14
     End of Period                              13.85           12.89                  11.46
     Number of Accum. Units Outstanding       157,491           6,954                  3,836
Quality Bond Sub-Account
     Beginning of Period                       $11.91          $11.16                 $10.45
     End of Period                              11.61           11.91                  11.16
     Number of Accum. Units Outstanding        66,046           5,759                  2,068
Large Cap Stock Sub-Account
     Beginning of Period                       $19.43          $14.89                 $12.40
     End of Period                              20.19           19.43                  14.89
     Number of Accum. Units Outstanding       261,332           6,695                  2,807
-------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
Bond Debenture Sub-Account
     Beginning of Period                       $13.50          $12.88                 $11.74
     End of Period                              13.30           13.50                  12.88
     Number of Accum. Units Outstanding       225,659          11,913                  8,928
-------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                       $10.44          $11.05                  N/A
     End of Period                              10.65           10.44
     Number of Accum. Units Outstanding        47,389           1,487
-------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                       $11.83          $10.95                  N/A
     End of Period                              12.79           11.83
     Number of Accum. Units Outstanding        89,834           2,713
-------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                       $11.07          $10.19                  N/A
     End of Period                              11.96           11.07
     Number of Accum. Units Outstanding        35,864             167
-------------------------------------------------------------------------------------------------------------------

General American Capital Company
Money Market Sub-Account
     Beginning of Period                       $11.11          $11.11                  N/A
     End of Period                              11.41           11.11
     Number of Accum. Units Outstanding           100           2,161

* The accumulation unit values shown above for the beginning of the period reflect the date these accumulation units first invested in the Cova Series Trust investment portfolios as follows: Select Equity (3/11/97), Small Cap Stock (3/17/97), International Equity (3/11/97), Quality Bond (5/15/97), Large Cap Stock (3/11/97), Bond Debenture (5/15/97), Mid-Cap Value (3/4/98), Large Cap Research (3/3/98) and Developing Growth (11/23/98). The General American Capital Company Money Market Sub-Account commenced investment operations on December 28, 1998.

APPENDIX B
PERFORMANCE INFORMATION

FUTURE  PERFORMANCE  WILL  VARY  AND  THE  RESULTS  SHOWN  ARE  NOT  NECESSARILY
REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

J.P. Morgan Investment Management Inc. is the sub-adviser for the following portfolios of Cova Series Trust: Select Equity, Small Cap Stock, International
Equity, Quality Bond and Large Cap Stock. Lord, Abbett & Co. is the sub-adviser for the following Portfolios of Cova Series Trust: Bond Debenture, Mid-Cap
Value, Large Cap Research and Developing Growth. All of these portfolios began operations before December 31, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The total return figures are not annualized if the sub-account was in existence for less than one year.

Part 1 Cova Series Trust
Average Annual Total Return for the period ended 9/30/99
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                   (reflects insurance
                                                                     and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
                                      Separate Account
                                      Inception Date                            since                                   since
Portfolio                             in Portfolio                  1 yr      inception                     1 yr      inception
------------------------------------------------------------------------------------------------------------------------------------
   Select Equity                       3/11/97                       9.86%      12.02%                      16.27%      13.61%
   Small Cap Stock                     3/17/97                      15.06%       6.41%                      21.48%       8.13%
   International Equity                3/11/97                      21.07%       7.19%                      27.49%       8.88%
   Quality Bond                        5/15/97                      -9.43%       2.60%                      -3.03%       4.54%
   Large Cap Stock                     3/11/97                      20.82%      19.57%                      27.25%      21.03%
   Bond Debenture                      5/15/97                      -3.26%       3.51%                       3.15%       5.38%
   Mid-Cap Value                       3/04/98                       8.57%      -6.52%                      14.99%      -2.29%
   Large Cap Research                  3/03/98                      22.63%       6.37%                      29.06%      10.33%
   Developing Growth                  11/23/98                        --        10.22%                        --        17.33%
------------------------------------------------------------------------------------------------------------------------------------

PART 1 General American Capital Company Money Market Fund
Average Annual Total Return for the period ended 9/30/99:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                    (reflects insurance
                                                                      and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                1 yr        since                       1 yr        since
Portfolio                             in Portfolio                            inception                               inception
-----------------------------------------------------------------------------------------------------------------------------------
Money Market                          12/28/98                        --        -4.35%                       --          2.75%


PART 2 - HISTORICAL FUND PERFORMANCE

Shares of the General  American  Capital  Company Money Market Fund were offered under the contract on May 1, 1997. Shares of the Select Equity, Small Cap Stock,
International  Equity,   Quality  Bond,  Large  Cap  Stock  and  Bond  Debenture
Portfolios  of Cova Series Trust were offered under the contracts on February 3,
1997 and shares of the Mid-Cap Value,  Large Cap Research and Developing  Growth
Portfolios of Cova Series Trust were offered under the contracts on November 15,
1997.  However,  the  Portfolios  have been in  existence  for a longer time and therefore  have an  investment  performance  history.  In  order to show how the historical  performance of the Portfolios  affects  accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Portfolios and the accumulation unit performance calculated by assuming that accumulation units were invested in the Portfolios for the same periods.

* The performance figures in Column A reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

Part 2 Cova Series Trust
Average Annual Total Return for the period ended 9/30/99:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects all charges         (reflects insurance
                                               Fund Performance                 and portfolio                 charges and
                                                   Column A                       expenses)                portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio
                          Inception                        since                        since                           since
Portfolio                 Date              1 yr          inception        1 yr        inception        1 yr           inception
------------------------------------------------------------------------------------------------------------------------------------

   Select Equity           5/1/96           17.87%         16.70%           9.86%         14.03%        16.27%         15.08%
   Small Cap Stock         5/1/96           23.11%          8.68%          15.06%          5.95%        21.48%          7.17%
   International Equity    5/1/96           29.28%         10.87%          21.07%          8.14%        27.49%          9.31%
   Quality Bond            5/1/96           -1.63%          6.23%          -9.43%          3.49%        -3.03%          4.78%
   Large Cap Stock         5/1/96           29.08%         24.53%          20.82%         21.89%        27.25%         22.81%
   Bond Debenture          5/1/96            4.66%          9.91%          -3.26%          7.19%         3.15%          8.38%
   Mid-Cap Value           8/20/97          16.60%          4.34%           8.57%          0.86%        14.99%          3.04%
   Large Cap Research      8/20/97          30.85%         13.74%          22.63%         10.33%        29.06%         12.32%
   Developing Growth       8/20/97          37.67%         10.24%          29.34%          6.78%        35.74%          8.84%
------------------------------------------------------------------------------------------------------------------------------------

Part 2 General American Capital Company Money Market Fund
Average Annual Total Return for the period ended 9/30/99
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                 Column B                         Column C
                                                                            (reflects all charges             (reflects insurance
                                                Fund Performance               and portfolio                     charges and
                                                   Column A                      expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio
                          Inception
Portfolio                 Date            1 yr      5 yrs   10 yrs       1 yr      5 yrs    10 yrs       1 yr      5 yrs   10 yrs
------------------------------------------------------------------------------------------------------------------------------------
    Money Market          10/1/87         5.12%     5.57%   5.44%       -2.75%     -0.43%    3.94%       3.65%     4.17%    4.04%
------------------------------------------------------------------------------------------------------------------------------------




------------------------
------------------------
------------------------


                                  First Cova Life
                                     Insurance Company
                                  Attn: Variable Products
                                  120 Broadway, 10th Floor
                                  New York, New York 10271

Please send me, at no charge, the Statement of Additional Information dated December 30, 1999, for The Annuity Contract issued by First Cova.


         (Please print or type and fill in all information)


------------------------------------------------------------------------
Name

------------------------------------------------------------------------
Address

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City                                   State            Zip Code

CNY-1090 (__/99)                                      FIRST COVA VA


                              [Back Cover]

                                  COVA
                   First Cova Life Insurance Company


                              Home Office

                        120 Broadway, 10th Floor
                           New York, NY 10271
                              800-469-4545

                          Annuity Service Office

                             P.O. Box 10366
                         Des Moines, IA 50306
                              800-343-8496


CNY-1023(5/99)    Policy Form Series CNY-672      21-VARI-NY (5/99)

                                   PART B

                     STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                    FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                       FIRST COVA LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED DECEMBER 30, 1999 FOR THE
INDIVIDUAL  FIXED AND  VARIABLE  DEFERRED  ANNUITY  CONTRACT  WHICH IS DESCRIBED
HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-LIFE.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED DECEMBER 30, 1999.


                               TABLE OF CONTENTS




                                                                Page


COMPANY

EXPERTS

LEGAL  OPINIONS

DISTRIBUTION

CALCULATION OF PERFORMANCE  INFORMATION
Total  Return
Historical  Unit  Values
Reporting  Agencies
Performance Information

FEDERAL TAX STATUS
General
Diversification
Multiple  Contracts
Contracts  Owned  by  Other  than  Natural  Persons
Tax  Treatment  of  Assignments
Income  Tax  Withholding
Death Benefits
Tax  Treatment  of  Withdrawals  -  Non-Qualified  Contracts
Qualified  Plans
Tax  Treatment  of  Withdrawals  -  Qualified  Contracts

ANNUITY  PROVISIONS
Variable  Annuity
Fixed  Annuity
Annuity  Unit
Net  Investment  Factor
Mortality  and  Expense  Guarantee

FINANCIAL  STATEMENTS

                                    COMPANY

First Cova Life Insurance Company (the "Company") was organized under the laws of the state of New York on December 31, 1992. The Company is presently licensed to do business only in the state of New York. The Company is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company ("Cova Life"), a Missouri insurance company. On December 31, 1992, Cova Life acquired Wausau Underwriters Life Insurance Company ("Wausau"), a stock life insurance company organized under the laws of the state of Wisconsin. On April 16, 1993, Wausau was merged into the Company, with the Company as the surviving corporation.

On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Cova Life from Xerox Financial Services, Inc. The acquisition of Cova Life included related companies, including the Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase the ultimate parent of General American Life Insurance Company, the parent company of Cova Life. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.

                                    EXPERTS

The statutory statements of admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 1998 and 1997, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the three-year period ended December 31, 1998, and the statement of assets and liabilities of the Separate Account as of December 31, 1998, and the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the statement of changes in net assets for the period from commencement of operations through December 31, 1997, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                 DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

                            PERFORMANCE INFORMATION

TOTAL  RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                             n
                               P  (  1  +  T)  =  ERV

Where:
     P    = a  hypothetical  initial  payment  of  $1,000
     T    = average  annual  total  return
     n    = number  of  years
   ERV    = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL  UNIT  VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING  AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

PERFORMANCE INFORMATION

The Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond and Bond Debenture Portfolios of Cova Series Trust were available under the contract starting February 3, 1997 and the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios of Cova Series Trust were available under the contract on November 15, 1997. The Money Market Fund of General American Capital Company became available under the Contract on May 1, 1997. However, these funds have been in existence for some time and consequently have an investment performance history. In order to demonstrate how investment experience of these Portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Portfolios is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.


                               FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS AND TRANSFER OF OWNERSHIP

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED  PLANS

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). THE CONTRACTS ARE NOT AVAILABLE AS QUALIFIED CONTRACTS UNTIL AN IRA ENDORSEMENT IS APPROVED BY THE STATE OF NEW YORK INSURANCE DEPARTMENT. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  -  QUALIFIED  CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (g) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                              ANNUITY PROVISIONS

VARIABLE  ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED  ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY  UNIT

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET  INVESTMENT  FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

     (a) the Accumulation Unit value as of the close of the current Valuation Period, by

     (b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY  AND  EXPENSE  GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                             FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 1999
(Unaudited)


Assets:
    Investments:
      Cova Series Trust (Trust):
         Lord Abbett Growth and Income Portfolio       22,720 shares at a net asset value of $21.791180 per share        $ 495,097
         Bond Debenture Portfolio                      18,794 shares at a net asset value of $12.007691 per share          225,668
         Developing Growth Portfolio                    2,922 shares at a net asset value of $12.276121 per share           35,865
         Large Cap Research Portfolio                   6,884 shares at a net asset value of $13.050142 per share           89,837
         Mid-Cap Value Portfolio                        4,347 shares at a net asset value of $10.901244 per share           47,391
         Quality Bond Portfolio                         6,190 shares at a net asset value of $10.670452 per share           66,049
         Small Cap Stock Portfolio                      4,924 shares at a net asset value of $12.783032 per share           62,949
         Large Cap Stock Portfolio                     14,165 shares at a net asset value of $18.449313 per share          261,342
         Select Equity Portfolio                        9,740 shares at a net asset value of $14.233562 per share          138,628
         International Equity Portfolio                11,488 shares at a net asset value of $13.710082 per share          157,497
      General American Capital Company (GACC):
         Money Market Fund                                  5 shares at a net asset value of $19.971255 per share              106
                                                                                                                      ------------
             Total assets                                                                                             $  1,580,429
                                                                                                                      ============

Liabilities:
    Trust Lord Abbett Growth and Income                                                                                       $ 19
    Trust Bond Debenture                                                                                                         9
    Trust Developing Growth                                                                                                      1
    Trust Large Cap Research                                                                                                     3
    Trust Mid-Cap Value                                                                                                          2
    Trust Quality Bond                                                                                                           3
    Trust Small Cap Stock                                                                                                        2
    Trust Large Cap Stock                                                                                                       10
    Trust Select Equity                                                                                                          5
    Trust International Equity                                                                                                   6
    GACC Money Market                                                                                                            6
                                                                                                                      ------------
             Total liabilities                                                                                                $ 66
                                                                                                                      ============

Net Assets:
    Accumulation units:
      Trust Lord Abbett Growth and Income               13,811 accumulation units at         $35.846306 per unit         $ 495,078
      Trust Bond Debenture                              16,970 accumulation units at         $13.297243 per unit           225,659
      Trust Developing Growth                            2,998 accumulation units at         $11.961510 per unit            35,864
      Trust Large Cap Research                           7,026 accumulation units at         $12.785300 per unit            89,834
      Trust Mid-Cap Value                                4,448 accumulation units at         $10.653132 per unit            47,389
      Trust Quality Bond                                 5,689 accumulation units at         $11.609210 per unit            66,046
      Trust Small Cap Stock                              4,725 accumulation units at         $13.321805 per unit            62,947
      Trust Large Cap Stock                             12,942 accumulation units at         $20.192583 per unit           261,332
      Trust Select Equity                                8,506 accumulation units at         $16.297840 per unit           138,623
      Trust International Equity                        11,369 accumulation units at         $13.853303 per unit           157,491
      GACC Money Market                                      9 accumulation units at         $11.411979 per unit               100
                                                                                                                      ------------
             Net assets                                                                                                $ 1,580,363
                                                                                                                      ============


See accompanying notes to financial statements.

FIRST COVA VARIABLE  ANNUITY  ACCOUNT ONE
Statement of  Operations
Nine months ended September 30, 1999
(Unaudited)



                                                                                       Trust
                                          ------------------------------------------------------------------------------------------
                                            Lord Abbett                                Large                                Small
                                            Growth and      Bond       Developing       Cap        Mid-Cap     Quality       Cap
                                           Income (1)      Debenture    Growth       Research       Value       Bond        Stock
                                          -------------  -----------  -----------   -----------  -----------  ---------   ----------

Income:
    Dividends                           $            -        3,910            -           103           53        722          169
                                          -------------  -----------  -----------   -----------  -----------  ---------   ----------

Expenses:
    Mortality and expense risk                   4,040        1,819          182           528          316        620          474
    Administrative fee                             485          218           22            63           38         75           57
                                          -------------  -----------  -----------   -----------  -----------  ---------   ----------
         Total expenses                          4,525        2,037          204           591          354        695          531
                                          -------------  -----------  -----------   -----------  -----------  ---------   ----------

         Net investment income (loss)           (4,525)       1,873         (204)         (488)        (301)        27         (362)
                                          -------------  -----------  -----------   -----------  -----------  ---------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     1,574           34           28            78           18        103           18
    Realized gain distributions                      -        1,267            -             -            -        361            -
                                          -------------  -----------  -----------   -----------  -----------  ---------   ----------
         Net realized gain (loss)                1,574        1,301           28            78           18        464           18
                                          -------------  -----------  -----------   -----------  -----------  ---------   ----------

Change in unrealized appreciation                1,734       (6,609)       1,300         4,327        1,139     (2,221)       4,376
                                          -------------  -----------  -----------   -----------  -----------  ---------   ----------

         Net increase (decrease) in net
           assets from operations       $       (1,217)      (3,435)       1,124         3,917          856     (1,730)       4,032
                                          =============  ===========  ===========   ===========  ===========  =========   ==========


(1)   Sub account commenced operations January 8, 1999

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Nine months ended September 30, 1999
(Unaudited)



                                                             Trust                         GACC         Lord Abbett
                                          --------------------------------------------  ------------  ----------------
                                              Large                                                      Growth
                                               Cap          Select        International   Money            and
                                              Stock         Equity          Equity        Market       Income (2)         Total
                                          --------------  ------------   -------------  ------------  -------------   -------------

Income:
    Dividends                           $           311           369             724             -              -           6,361
                                          --------------  ------------   -------------  ------------  -------------   -------------

Expenses:
    Mortality and expense risk                    1,958         1,232           1,187           214             87          12,657
    Administrative fee                              235           148             142            26             10           1,519
                                          --------------  ------------   -------------  ------------  -------------   -------------
         Total expenses                           2,193         1,380           1,329           240             97          14,176
                                          --------------  ------------   -------------  ------------  -------------   -------------

         Net investment income (loss)            (1,882)       (1,011)           (605)         (240)           (97)         (7,815)
                                          --------------  ------------   -------------  ------------  -------------   -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                        635           163             134           845         16,931          20,561
    Realized gain distributions                   6,787        12,513           1,936             -              -          22,864
                                          --------------  ------------   -------------  ------------  -------------   -------------
         Net realized gain (loss)                 7,422        12,676           2,070           845         16,931          43,425
                                          --------------  ------------   -------------  ------------  -------------   -------------

Change in unrealized appreciation                (1,706)      (19,118)          8,026            (6)        (2,381)        (11,139)
                                          --------------  ------------   -------------  ------------  -------------   -------------

         Net increase (decrease) in net
           assets from operations       $         3,834        (7,453)          9,491           599         14,453          24,471
                                          ==============  ============   =============  ============  =============   =============


(2)   Sub account ceased operations on January 8, 1999


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Nine months ended September 30, 1999
(Unaudited)



                                                                                       Trust
                                          --------------------------------------------------------------------------------------
                                            Lord Abbett                                Large                             Small
                                            Growth and       Bond        Developing     Cap       Mid-Cap     Quality     Cap
                                            Income (1)      Debenture    Growth       Research    Value       Bond       Stock
                                          --------------  ------------------------   ---------------------  ---------  ---------



Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $        (4,525)       1,873         (204)       (488)       (301)        27       (362)
      Net realized gain (loss)                    1,574        1,301           28          78          18        464         18
      Change in unrealized appreciation           1,734       (6,609)       1,300       4,327       1,139     (2,221)     4,376
         Net increase (decrease) from
                                          --------------  -----------  -----------   ---------  ----------  ---------  ---------
           operations                            (1,217)      (3,435)       1,124       3,917         856     (1,730)     4,032
                                          --------------  -----------  -----------   ---------  ----------  ---------  ---------

Contract transactions:
    Cova payments                                     -            -            -           -           -          -          -
    Cova redemptions                                  -            -            -           -           -          -          -
    Payments received from contract
      owners                                     90,778       41,228       12,849      42,395       9,150          -      3,822
    Transfers between sub-accounts
      (including fixed account), net            408,464       29,470       20,041      11,465      21,874      2,316     21,414
    Transfers for contract benefits and
      terminations                               (2,947)      (2,387)           6         (21)        (12)    (3,152)       (30)
         Net increase (decrease) in net
           assets from contract
                                          --------------  -----------  -----------   ---------  ----------  ---------  ---------
           transactions                         496,295       68,311       32,896      53,839      31,012       (836)    25,206
                                          --------------  -----------  -----------   ---------  ----------  ---------  ---------

         Net increase (decrease) in net
           assets                               495,078       64,876       34,020      57,756      31,868     (2,566)    29,238

Net assets at beginning of period                     -      160,783        1,844      32,078      15,521     68,612     33,709
                                          --------------  -----------  -----------   ---------  ----------  ---------  ---------
Net assets as end of period             $       495,078      225,659       35,864      89,834      47,389     66,046     62,947
                                          ==============  ===========  ===========   =========  ==========  =========  =========


(1)   Sub-account commenced operations on January 8, 1999.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Nine months ended September 30, 1999
(Unaudited)



                                                           Trust                          GACC         Lord Abbett
                                          -----------------------------------------  --------------  ----------------
                                             Large                                                      Growth
                                              Cap         Select       International     Money           and
                                             Stock        Equity         Equity          Market        Income (2)         Total
                                          ------------  -----------   -------------  --------------  -------------   -------------



Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $      (1,882)      (1,011)           (605)           (240)           (97)         (7,815)
      Net realized gain (loss)                  7,422       12,676           2,070             845         16,931          43,425
      Change in unrealized appreciation        (1,706)     (19,118)          8,026              (6)        (2,381)        (11,139)
         Net increase (decrease) from
                                          ------------  -----------   -------------  --------------  -------------   -------------
           operations                           3,834       (7,453)          9,491             599         14,453          24,471
                                          ------------  -----------   -------------  --------------  -------------   -------------

Contract transactions:
    Cova payments                                   -            -               -             100              -             100
    Cova redemptions                                -            -               -               -              -               -
    Payments received from contract
      owners                                   77,295       20,000          13,209               -          1,382         312,108
    Transfers between sub-accounts
      (including fixed account), net           53,200       37,802          45,649         (24,607)      (328,602)        298,486
    Transfers for contract benefits and
      terminations                             (3,079)        (176)           (509)              -              9         (12,298)

         Net increase (decrease) in net
           assets from contract           ------------  -----------   -------------  --------------  -------------   -------------
           transactions                       127,416       57,626          58,349         (24,507)      (327,211)        598,396
                                          ------------  -----------   -------------  --------------  -------------   -------------

         Net increase (decrease) in net
           assets                             131,250       50,173          67,840         (23,908)      (312,758)        622,867

Net assets at beginning of period             130,082       88,450          89,651          24,008        312,758         957,496
                                          ------------  -----------   -------------  --------------  -------------   -------------
Net assets as end of period             $     261,332      138,623         157,491             100              -       1,580,363
                                          ============  ===========   =============  ==============  =============   =============


(2)   Sub-account ceased operations on January 8, 1999.


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year Ended December 31, 1998




                                                                                      Trust
                                          ------------------------------------------------------------------------------------------
                                                                         Large                                  Small       Large
                                              Bond        Developing      Cap        Mid-Cap      Quality        Cap         Cap
                                            Debenture      Growth      Research       Value         Bond        Stock       Stock
                                          --------------------------  -----------   ----------   ----------   ----------  ----------

Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $       2,046            (1)        (171)         (96)         671         (203)       (887)
      Net realized gain (loss)                  1,566             -            3           (4)          64          432         907
      Change in unrealized appreciation         2,573           121        2,958           87        2,940           91      22,305
         Net increase (decrease) from
                                          ------------  ------------  -----------   ----------   ----------   ----------  ----------
           operations                           6,185           120        2,790          (13)       3,675          320      22,325
                                          ------------  ------------  -----------   ----------   ----------   ----------  ----------

Contract transactions:
    Cova payments                                   -             -            -            -            -            -           -
    Cova redemptions                                -             -            -            -            -            -           -
    Payments received from contract
      owners                                   25,475             -       28,039       14,334       34,865        9,652      35,989
    Transfers between sub-accounts
      (including fixed account), net           16,036         1,724        1,249        1,200        8,993       16,587      31,944
    Transfers for contract benefits and
      terminations                             (1,924)            -            -            -       (1,989)           4      (1,975)

         Net increase (decrease) in net
           assets from contract           ------------  ------------  -----------   ----------   ----------   ----------  ----------
            transactions                       39,587         1,724       29,288       15,534       41,869       26,243      65,958
                                          ------------  ------------  -----------   ----------   ----------   ----------  ----------

         Net increase (decrease) in net
           assets                              45,772         1,844       32,078       15,521       45,544       26,563      88,283

Net assets at beginning of period             115,011             -            -            -       23,068        7,146      41,799
                                          ------------  ------------  -----------   ----------   ----------   ----------  ----------
Net assets as end of period             $     160,783         1,844       32,078       15,521       68,612       33,709     130,082
                                          ============  ============  ===========   ==========   ==========   ==========  ==========


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year Ended December 31, 1998




                                                             Trust            GACC         Lord Abbett
                                          -----------------------------   -------------  ----------------
                                                                                             Growth
                                              Select       International      Money           and
                                              Equity         Equity          Market          Income          Total
                                          --------------  -------------   -------------  --------------  -------------



Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $          (527)           205              (3)          1,159          2,193
      Net realized gain (loss)                    2,516             42               -          14,754         20,280
      Change in unrealized appreciation           9,506          7,092              11          10,125         57,809
         Net increase (decrease) from
                                          --------------  -------------   -------------  --------------  -------------
           operations                            11,495          7,339               8          26,038         80,282
                                          --------------  -------------   -------------  --------------  -------------

Contract transactions:
    Cova payments                                     -              -               -               -              -
    Cova redemptions                                  -              -               -               -              -
    Payments received from contract
      owners                                     39,613         16,232          24,000          66,977        295,176
    Transfers between sub-accounts
      (including fixed account), net             18,967         22,607               -          50,718        170,025
    Transfers for contract benefits and
      terminations                                 (191)          (501)              -          (2,035)        (8,611)
         Net increase (decrease) in net
           assets from contract
                                          --------------  -------------   -------------  --------------  -------------
           transactions                          58,389         38,338          24,000         115,660        456,590
                                          --------------  -------------   -------------  --------------  -------------

         Net increase (decrease) in net
           assets                                69,884         45,677          24,008         141,698        536,872

Net assets at beginning of period                18,566         43,974               -         171,060        420,624
                                          --------------  -------------   -------------  --------------  -------------
Net assets as end of period             $        88,450         89,651          24,008         312,758        957,496
                                          ==============  =============   =============  ==============  =============


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 1999
(Unaudited)


(1)    ORGANIZATION
       First Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by First Cova Life Insurance Company (Cova) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by Cova.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by Cova.

           Cova Series Trust (Trust)                           10 portfolios
           General American Capital Company (GACC)              1 portfolio

       On January 8, 1999, the Lord Abbett Series Fund, Inc. Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Cova Series Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The asset transfer was made in accordance with a substitution order issued by the Securities and Exchange Commission.


(2)    SIGNIFICANT ACCOUNTING POLICIES
       (A)  INVESTMENT VALUATION
               Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
               With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

               GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

       (C)  FEDERAL INCOME TAXES
               The operations of the Separate Account are included in the federal income tax return of Cova which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements (Continued)
September 30, 1999
(Unaudited)


(3)    SEPARATE ACCOUNT EXPENSES
       Cova deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES
       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years and 3% of the purchase payments withdrawn in the sixth and seventh years. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. There were no surrender fees deducted during the nine months ending September 30, 1999.


       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the nine months ending September 30, 1999, contract maintenance and transfer fees of $340 were deducted.

       Currently, Cova advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. Cova reserves the right to deduct premium taxes when incurred.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 1999
(Unaudited)


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Trust Lord Abbett Growth and Income             $ 493,363
       Trust Bond Debenture                              229,658
       Trust Developing Growth                            34,444
       Trust Large Cap Research                           82,552
       Trust Mid-Cap Value                                46,165
       Trust Quality Bond                                 65,229
       Trust Small Cap Stock                              58,179
       Trust Large Cap Stock                             240,341
       Trust Select Equity                               147,138
       Trust International Equity                        144,344
       GACC Money Market                                     101
                                                 ----------------
                                                     $ 1,541,514
                                                 ================


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 1999
(Unaudited)


(6)   UNIT FAIR VALUE
      A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                       Commenced                 Accumulation Unit Value              Net Assets (in thousands)
                                                    ---------------------------------------    -------------------------------------
                                      Operations      9/30/99       12/31/98     12/31/97        9/30/99      12/31/98     12/31/97
                                      -----------   ------------   -----------  -----------    ----------  ------------   ----------

Trust Lord Abbett Growth and Income        1/8/99  $  35.846306                                $     495
Trust Bond Debenture                      5/15/97     13.297243     13.496763    12.882042           226           161           115
Trust Developing Growth                  11/23/98     11.961510     11.068002                         36             2
Trust Large Cap Research                   3/3/98     12.785300     11.825475                         90            32
Trust Mid-Cap Value                        3/4/98     10.653132     10.437999                         47            16
Trust Quality Bond                        5/15/97     11.609210     11.914486    11.155130            66            69            23
Trust Small Cap Stock                     3/17/97     13.321805     12.583415    13.492111            63            34             7
Trust Large Cap Stock                     3/11/97     20.192583     19.428714    14.889594           261           130            42
Trust Select Equity                       3/11/97     16.297840     16.987197    14.053502           139            88            19
Trust International Equity                3/11/97     13.853303     12.891430    11.462941           157            90            44
GACC Money Market                        12/28/98     11.411979     11.109941                          -            24



                                       Commenced                   Total Return*                    As a % of Average Net Assets**
                                                    ---------------------------------------    -------------------------------------
                                      Operations      1999           1998         1997           1999          1998           1997
                                      -----------   ------------   -----------  -----------    ----------  ------------   ----------


Trust Lord Abbett Growth and Income        1/8/99      -0.16%                                    1.40%
Trust Bond Debenture                      5/15/97      -1.48%         4.77%        9.71%         1.40%         1.40%         1.40%
Trust Developing Growth                  11/23/98       8.07%         8.57%                      1.40%         1.40%
Trust Large Cap Research                   3/3/98       8.12%         8.01%                      1.40%         1.40%
Trust Mid-Cap Value                        3/4/98       2.06%        -5.54%                      1.40%         1.40%
Trust Quality Bond                        5/15/97      -2.56%         6.81%        6.79%         1.40%         1.40%         1.40%
Trust Small Cap Stock                     3/17/97       5.87%        -6.74%       23.53%         1.40%         1.40%         1.40%
Trust Large Cap Stock                     3/11/97       3.93%        30.49%       20.08%         1.40%         1.40%         1.40%
Trust Select Equity                       3/11/97      -4.06%        20.88%       19.47%         1.40%         1.40%         1.40%
Trust International Equity                3/11/97       7.46%        12.46%        2.87%         1.40%         1.40%         1.40%
GACC Money Market                        12/28/98       2.72%                                    1.40%




*     The total return for sub-accounts that commenced operations during the period is not annualized.
**    The expense ratio for sub-accounts that commenced operations during the period is annualized.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 1999
(Unaudited)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the nine months ending September 30, 1999 and the year ending December 31, 1998 follows:

                                                                                              Realized Gain (Loss)
                                                                      ------------------------------------------------------------
                                                                           Aggregate           Aggregate Cost
                                                       Year or          Proceeds from Sales    of Fund Shares         Realized
                                                        Period          of Fund Shares            Redeemed           Gain (Loss)
                                                      ----------      -------------------    ------------------    ---------------
       Trust Lord Abbett Growth and Income              1999                 $ 42,765              $ 41,191           $ 1,574
                                                        1998                        -                     -                 -

       Trust Bond Debenture                             1999                    3,271                 3,237                34
                                                        1998                    3,263                 3,243                20

       Trust Developing Growth                          1999                    3,471                 3,443                28
                                                        1998                        1                     1                 -

       Trust Large Cap Research                         1999                      813                   735                78
                                                        1998                      206                   203                 3

       Trust Mid-Cap Value                              1999                      295                   277                18
                                                        1998                      105                   109                (4)

       Trust Quality Bond                               1999                    3,847                 3,744               103
                                                        1998                    2,573                 2,509                64

       Trust Small Cap Stock                            1999                      616                   598                18
                                                        1998                      205                   216               (11)

       Trust Large Cap Stock                            1999                    4,335                 3,700               635
                                                        1998                    2,908                 2,698               210

       Trust Select Equity                              1999                    1,889                 1,726               163
                                                        1998                      759                   722                37

       Trust International Equity                       1999                    1,720                 1,586               134
                                                        1998                    1,440                 1,412                28

       GACC Money Market                                1999                   24,743                23,898               845
                                                        1998                        -                     -                 -

       Lord Abbett Growth and Income                    1999                  330,371               313,440            16,931
                                                        1998                    3,648                 3,636                12

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 1999
(Unaudited)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                     Unrealized Appreciation (Depreciation)
                                                                      ------------------------------------------------------------
                                                                         Appreciation           Appreciation
                                                       Year or          (Depreciation)         (Depreciation)
                                                        Period           End of Period        Beginning of Period      Change
                                                      ----------      -------------------    ---------------------   -------------


       Trust Lord Abbett Growth and Income              1999                  $ 1,734                   $ -            $ 1,734
                                                        1998

       Trust Bond Debenture                             1999                   (3,990)                2,619             (6,609)
                                                        1998                    2,619                    46              2,573

       Trust Developing Growth                          1999                    1,421                   121              1,300
                                                        1998                      121                     -                121

       Trust Large Cap Research                         1999                    7,285                 2,958              4,327
                                                        1998                    2,958                     -              2,958

       Trust Mid-Cap Value                              1999                    1,226                    87              1,139
                                                        1998                       87                     -                 87

       Trust Quality Bond                               1999                      820                 3,041             (2,221)
                                                        1998                    3,041                   101              2,940

       Trust Small Cap Stock                            1999                    4,770                   394              4,376
                                                        1998                      394                   303                 91

       Trust Large Cap Stock                            1999                   20,001                21,707             (1,706)
                                                        1998                   21,707                  (598)            22,305

       Trust Select Equity                              1999                   (8,510)               10,608            (19,118)
                                                        1998                   10,608                 1,102              9,506

       Trust International Equity                       1999                   13,153                 5,127              8,026
                                                        1998                    5,127                (1,965)             7,092

       GACC Money Market                                1999                        5                    11                 (6)
                                                        1998                       11                     -                 11

       Lord Abbett Growth and Income                    1999                        -                 2,381             (2,381)
                                                        1998                    2,381                (7,744)            10,125


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 1999
(Unaudited)


(8)    UNIT TRANSACTIONS
       The change in the number of units for each sub-account follows:


                                                                                          Trust
                                           -----------------------------------------------------------------------------------------
                                             Lord Abbett                                  Large                              Small
                                            Growth and        Bond        Developing       Cap        Mid-Cap     Quality     Cap
                                            Income (1)      Debenture      Growth       Research      Value       Bond       Stock
                                           -------------  ------------  ------------   -----------  ----------  ---------  ---------

Accumulation units:
      Unit balance at 12/31/97                       -         8,928             -             -           -      2,068         530

        Cova contributions                           -             -             -             -           -          -           -
        Cova redemptions                             -             -             -             -           -          -           -
        Contract units sold                          -         1,929             -         2,602       1,370      3,068         711
        Contract units transferred, net              -         1,205           167           111         117        794       1,439
        Contract units redeemed                      -          (149)            -             -           -       (171)         (1)
                                          -------------  ------------  ------------   -----------  ----------  ---------  ----------
      Unit balance at 12/31/98                       -        11,913           167         2,713       1,487      5,759       2,679

        Cova contributions                           -             -             -             -           -          -           -
        Cova redemptions                             -             -             -             -           -          -           -
        Contract units purchased                 2,548         3,066         1,154         3,404         935          -         322
        Contract units transferred, net         11,321         2,167         1,677           911       2,027        200       1,727
        Contract units redeemed                    (58)         (176)            -            (2)         (1)      (270)         (3)
                                          -------------  ------------  ------------   -----------  ----------  ---------  ----------
      Unit balance at 9/30/99                   13,811        16,970         2,998         7,026       4,448      5,689       4,725
                                          =============  ============  ============   ===========  ==========  =========  ==========


(1)    Sub-account commenced operations on January 8, 1999.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 1999
(Unaudited)


(8)    UNIT TRANSACTIONS, CONTINUED:



                                                              Trust                           GACC        Lord Abbett
                                           --------------------------------------------  --------------  -------------
                                               Large                                                        Growth
                                                Cap           Select       International     Money            and
                                               Stock          Equity         Equity          Market       Income (2)
                                           -------------  --------------  -------------  --------------  -------------



Accumulation units:
       Unit balance at 12/31/97                   2,807           1,321          3,836               -          5,547

         Cova contributions                           -               -              -               -              -
         Cova redemptions                             -               -              -               -              -
         Contract units sold                      2,093           2,639          1,307           2,161          2,036
         Contract units transferred, net          1,930           1,260          1,863               -          1,600
         Contract units redeemed                   (135)            (13)           (52)              -            (71)
                                           -------------  --------------  -------------  --------------  -------------
       Unit balance at 12/31/98                   6,695           5,207          6,954           2,161          9,112

         Cova contributions                           -               -              -               9              -
         Cova redemptions                             -               -              -               -              -
         Contract units purchased                 3,821           1,160          1,031               -             63
         Contract units transferred, net          2,577           2,149          3,422               -         (9,152)
         Contract units redeemed                   (151)            (10)           (38)         (2,161)           (23)
                                           -------------  --------------  -------------  --------------  -------------
       Unit balance at 9/30/99                   12,942           8,506         11,369               9              -
                                           =============  ==============  =============  ==============  =============


(2)    Sub-account ceased operations on January 8, 1999.





                               FIRST COVA VARIABLE
                               ANNUITY ACCOUNT ONE

                              Financial Statements

                           December 31, 1998 and 1997

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Contract Owners of Cova Variable Annuity Account One, Board of Directors and Shareholder of First Cova Life Insurance Company:


     We have audited the accompanying statement of assets and liabilities of the Bond Debenture, Developing Growth, Large Cap Research, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, and International Equity sub-accounts (investment options within the Cova Series Trust), the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.), and the Money Market sub-account (investment option within the General American Capital Company) of First Cova Variable Annuity Account One of First Cova Life Insurance Company (the Separate Account), as of December 31, 1998, and the related statement of operations for the year then ended, and statement of changes in net assets for the year then ended, and the period from commencement of operations through December 31, 1997. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of First Cova Variable Annuity Account One of First Cova Life Insurance Company as of December 31, 1998, and the results of their operations, and the changes in their net assets for each of the periods presented, in conformity with generally accepted accounting principles.






     Chicago, Illinois
     March 1, 1999


                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998


Assets:
    Investments:
      Cova Series Trust (Trust):
        Bond Debenture Portfolio - 12,987 shares at a net asset value of $12.38 per share (cost:  $158,170)        $     160,789
        Developing Growth Portfolio - 164 shares at a net asset value of $11.24 per share (cost:  $1,723)                  1,844
        Large Cap Research Portfolio - 2,681 shares at a net asset value of $11.96 per share (cost:  $29,121)             32,079
        Mid-Cap Value Portfolio - 1,467 shares at a net asset value of $10.58 per share (cost:  $15,435)                  15,522
        Quality Bond Portfolio - 6,227 shares at a net asset value of $11.02 per share (cost:  $65,574)                   68,615
        Small Cap Stock Portfolio - 2,813 shares at a net asset value of $11.98 per share (cost:  $33,316)                33,710
        Large Cap Stock Portfolio - 7,181 shares at a net asset value of $18.12 per share (cost:  $108,380)              130,087
        Select Equity Portfolio - 5,502 shares at a net asset value of $16.08 per share (cost:  $77,845)                  88,453
        International Equity Portfolio - 6,973 shares at a net asset value of $12.86 per share (cost:  $84,527)           89,654
      Lord Abbett Series Fund, Inc. (Lord Abbett) Growth and Income Portfolio -
        15,147 shares at a net asset value of $20.65 per share (cost:  $310,389)                                         312,770
      General American Capital Company (GACC) Money Market Portfolio -
        1,247 shares at a net asset value of $19.25 per share (cost:  $24,000)                                            24,011
                                                                                                                      -----------

             Total assets                                                                                          $     957,534
                                                                                                                      ===========

Liabilities:
    Trust Bond Debenture                                                                                           $           6
    Trust Large Cap Research                                                                                                   1
    Trust Mid-Cap Value                                                                                                        1
    Trust Quality Bond                                                                                                         3
    Trust Small Cap Stock                                                                                                      1
    Trust Large Cap Stock                                                                                                      5
    Trust Select Equity                                                                                                        3
    Trust International Equity                                                                                                 3
    Lord Abbett Growth and Income                                                                                             12
    GACC Money Market                                                                                                          3
                                                                                                                      -----------

             Total liabilities                                                                                     $          38
                                                                                                                      ===========

Net assets:
    Trust Bond Debenture - 11,913 accumulation units at $13.496763 per unit                                        $     160,783
    Trust Developing Growth - 167 accumulation units at $11.068002 per unit                                                1,844
    Trust Large Cap Research - 2,713 accumulation units at $11.825475 per unit                                            32,078
    Trust Mid-Cap Value - 1,487 accumulation units at $10.437999 per unit                                                 15,521
    Trust Quality Bond - 5,759 accumulation units at $11.914486 per unit                                                  68,612
    Trust Small Cap Stock - 2,679 accumulation units at $12.583415 per unit                                               33,709
    Trust Large Cap Stock - 6,695 accumulation units at $19.428714 per unit                                              130,082
    Trust Select Equity - 5,207 accumulation units at $16.987197 per unit                                                 88,450
    Trust International Equity - 6,954 accumulation units at $12.891430 per unit                                          89,651
    Lord Abbett Growth and Income - 9,112 accumulation units at $34.325420 per unit                                      312,758
    GACC Money Market - 2,161 accumulation units at $11.109941 per unit                                                   24,008
                                                                                                                      -----------

             Total net assets                                                                                      $     957,496
                                                                                                                      ===========


See accompanying notes to financial statements.

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                             Statement of Operations

                          Year ended December 31, 1998




                                                                                        TRUST
                                                     ----------------------------------------------------------------------------
                                                         Bond             Developing      Large Cap      Mid-Cap       Quality
                                                         Debenture          Growth        Research        Value         Bond
                                                     --------------   ---------------  ---------------  -----------   ---------
Income -
    dividends                                      $       3,976              --                48            13         1,502
                                                     --------------   ---------------  ---------------  -----------   ---------

Expenses:
    Mortality and expense risk fee                         1,723               1               196            97           742
    Administrative fee                                       207              --                23            12            89
                                                     --------------   ---------------  ---------------  -----------   ---------

             Total expenses                                1,930               1               219           109           831
                                                     --------------   ---------------  ---------------  -----------   ---------

             Net investment income (loss)                  2,046              (1)             (171)          (96)          671
                                                     --------------   ---------------  ---------------  -----------   ---------

Realized gain (loss) on investments:
    Realized gain (loss) on sale of
      fund shares                                             20              --                 3            (4)           64
    Realized gain distributions                            1,546              --                --            --            --
                                                     --------------   ---------------  ---------------  -----------   ---------

             Net realized gain (loss)                      1,566              --                 3            (4)           64
                                                     --------------   ---------------  ---------------  -----------   ---------

Change in unrealized appreciation
    during the year                                        2,573             121             2,958            87         2,940
                                                     --------------   ---------------  ---------------  -----------   ---------

Net increase (decrease) in net assets
    from operations                                $       6,185             120             2,790           (13)        3,675
                                                     ==============   ===============  ===============  ===========   =========


See accompanying notes to financial statements.


                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                             Statement of Operations

                          Year ended December 31, 1998




                                                                           Trust
                                                     -------------------------------------------------------------
                                                          Small Cap      Large Cap     Select         International
                                                          Stock          Stock         Equity         Equity
                                                       ------------   --------------  ----------  ----------------
Income -
    dividends                                      $          17             212            124          1,119
                                                       ------------   --------------  ----------  ----------------

Expenses:
    Mortality and expense risk fee                           196             981            581            816
    Administrative fee                                        24             118             70             98
                                                       ------------   --------------  ----------  ----------------

             Total expenses                                  220           1,099            651            914
                                                       ------------   --------------  ----------  ----------------

             Net investment income (loss)                   (203)           (887)          (527)           205
                                                       ------------   --------------  ----------  ----------------

Realized gain (loss) on investments:
    Realized gain (loss) on sale of
      fund shares                                            (11)            210             37             28
    Realized gain distributions                              443             697          2,479             14
                                                       ------------   --------------  ----------  ----------------

             Net realized gain (loss)                        432             907          2,516             42
                                                       ------------   --------------  ----------  ----------------

Change in unrealized appreciation
    during the year                                           91          22,305          9,506          7,092
                                                       ------------   --------------  ----------  ----------------

Net increase (decrease) in net assets
    from operations                                $         320          22,325         11,495          7,339
                                                       ============   ==============  ==========  ================


See accompanying notes to financial statements.

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                             Statement of Operations

                          Year ended December 31, 1998




                                                       LORD ABBETT       GACC
                                                    ---------------------------
                                                        Growth and       Money
                                                        Income           Market      Total
                                                    ---------------  ------------------------
Income -
    dividends                                      $      4,585           --          11,596
                                                    ---------------  ----------   -----------

Expenses:
    Mortality and expense risk fee                        3,059            3           8,395
    Administrative fee                                      367           --           1,008
                                                    ---------------  ----------   -----------

             Total expenses                               3,426            3           9,403
                                                    ---------------  ----------   -----------

             Net investment income (loss)                 1,159           (3)          2,193
                                                    ---------------  ----------   -----------

Realized gain (loss) on investments:
    Realized gain (loss) on sale of
      fund shares                                            12           --             359
    Realized gain distributions                          14,742           --          19,921
                                                    ---------------  ----------   -----------

             Net realized gain (loss)                    14,754           --          20,280
                                                    ---------------  ----------   -----------

Change in unrealized appreciation
    during the year                                      10,125           11          57,809
                                                    ---------------  ----------   -----------

Net increase (decrease) in net assets
    from operations                                $     26,038            8          80,282
                                                    ===============  ==========   ===========


See accompanying notes to financial statements.

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Changes in Net Assets

                          Year ended December 31, 1998




                                                                                               TRUST
                                                 -----------------------------------------------------------------------------
                                                      Bond            Developing      Large Cap       Mid-Cap      Quality
                                                     Debenture        Growth          Research        Value         Bond
                                                 ---------------  ---------------  --------------  -------------  ----------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $        2,046              (1)            (171)           (96)          671
      Net realized gain (loss)                          1,566              --                3             (4)           64
      Unrealized appreciation
        during the year                                 2,573             121            2,958             87         2,940
                                                 ---------------  ---------------  --------------  -------------  ----------

             Net increase (decrease)
               from operations                          6,185             120            2,790            (13)        3,675
                                                 ---------------  ---------------  --------------  -------------  ----------

Contract transactions:
    Payments received from contract
      owners                                           25,475              --           28,039         14,334        34,865
    Transfers between sub-accounts
      (including fixed account), net                   16,036           1,724            1,249          1,200         8,993
    Transfers for contract benefits
      and terminations                                 (1,924)             --               --             --        (1,989)
                                                 ---------------  ---------------  --------------  -------------  ----------

             Net increase in
               net assets from
               contract transactions                   39,587           1,724           29,288         15,534        41,869
                                                 ---------------  ---------------  --------------  -------------  ----------

             Net increase
               in net assets                           45,772           1,844           32,078         15,521        45,544

Net assets at beginning of period                     115,011              --               --             --        23,068
                                                 ---------------  ---------------  --------------  -------------  ----------

Net assets at end of period                    $      160,783           1,844           32,078         15,521        68,612
                                                 ===============  ===============  ==============  =============  ==========


See accompanying notes to financial statements.

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Changes in Net Assets

                          Year ended December 31, 1998





                                                 ---------------------------------------------------------------
                                                     Small Cap      Large Cap       Select       International
                                                      Stock           Stock         Equity          Equity
                                                 ---------------   --------------  ----------  -----------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $         (203)            (887)         (527)           205
      Net realized gain (loss)                            432              907         2,516             42
      Unrealized appreciation
        during the year                                    91           22,305         9,506          7,092
                                                 ---------------   --------------  ----------  -----------------

             Net increase (decrease)
               from operations                            320           22,325        11,495          7,339
                                                 ---------------   --------------  ----------  -----------------

Contract transactions:
    Payments received from contract
      owners                                            9,652           35,989        39,613         16,232
    Transfers between sub-accounts
      (including fixed account), net                   16,587           31,944        18,967         22,607
    Transfers for contract benefits
      and terminations                                      4           (1,975)         (191)          (501)
                                                 ---------------   --------------  ----------  -----------------

             Net increase in
               net assets from
               contract transactions                   26,243           65,958        58,389         38,338
                                                 ---------------   --------------  ----------  -----------------

             Net increase
               in net assets                           26,563           88,283        69,884         45,677

Net assets at beginning of period                       7,146           41,799        18,566         43,974
                                                 ---------------   --------------  ----------  -----------------

Net assets at end of period                    $       33,709          130,082        88,450         89,651
                                                 ===============   ==============  ==========  =================


See accompanying notes to financial statements.

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Changes in Net Assets

                          Year ended December 31, 1998




                                                       LORD ABBETT     GACC
                                                   ----------------  ----------
                                                       Growth and     Money
                                                       Income         Market        Total
                                                   ----------------  ----------  ------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $          1,159             (3)        2,193
      Net realized gain (loss)                           14,754             --        20,280
      Unrealized appreciation
        during the year                                  10,125             11        57,809
                                                   ----------------  ----------  ------------

             Net increase (decrease)
               from operations                           26,038              8        80,282
                                                   ----------------  ----------  ------------

Contract transactions:
    Payments received from contract
      owners                                             66,977         24,000       295,176
    Transfers between sub-accounts
      (including fixed account), net                     50,718             --       170,025
    Transfers for contract benefits
      and terminations                                   (2,035)            --        (8,611)
                                                   ----------------  ----------  ------------

             Net increase in
               net assets from
               contract transactions                    115,660         24,000       456,590
                                                   ----------------  ----------  ------------

             Net increase
               in net assets                            141,698         24,008       536,872

Net assets at beginning of period                       171,060             --       420,624
                                                   ----------------  ----------  ------------

Net assets at end of period                    $        312,758         24,008       957,496
                                                   ================  ==========  ============

See accompanying notes to financial statements.

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Changes in Net Assets

                         Period ended December 31, 1997


                                                                                           TRUST
                                                                 --------------------------------------------------------
                                                                     BOND         QUALITY      SMALL CAP     LARGE CAP
                                                                   Debenture        BOND        STOCK          STOCK
                                                                 --------------   ---------   -----------  --------------

Increase (decrease) in net assets from operations:
      Net investment income (loss)                             $        3,013          552            (2)           30
      Net realized gain (loss)                                             91           98             3         2,190
      Unrealized appreciation
        during the year                                                    46          101           303          (598)
                                                                 --------------   ---------   -----------  --------------

             Net increase (decrease)
               from operations                                          3,150          751           304         1,622
                                                                 --------------   ---------   -----------  --------------

Contract transactions:
    Payments received from contract
      owners                                                           89,575           --         5,151        14,027
    Transfers between sub-accounts
      (including fixed account), net                                     (381)        (350)           (9)         (341)
    Transfers for contract benefits
      and terminations                                                 22,667       22,667         1,700        26,491
                                                                 --------------   ---------   -----------  --------------

             Net increase in net assets
               from contract transactions                             111,861       22,317         6,842        40,177
                                                                 --------------   ---------   -----------  --------------

             Net increase in net assets                               115,011       23,068         7,146        41,799

Net assets at beginning of period                                          --           --            --            --
                                                                 --------------   ---------   -----------  --------------

Net assets at end of period                                    $      115,011       23,068         7,146        41,799
                                                                 ==============   =========   ===========  ==============

See accompanying notes to financial statements.

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Changes in Net Assets

                         Period ended December 31, 1997




                                                                          TRUST                     LORD ABBETT
                                                                 ------------------------------   ---------------
                                                                    SELECT      INTERNATIONAL       GROWTH AND
                                                                    EQUITY         EQUITY             INCOME         TOTAL
                                                                   ---------   ----------------   ---------------  -----------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                             $          4             126              1,914          5,637
      Net realized gain (loss)                                           31             214             12,091         14,718
      Unrealized appreciation
        during the year                                               1,102          (1,965)            (7,744)        (8,755)
                                                                   ---------   ----------------   ---------------  -----------

             Net increase (decrease)
               from operations                                        1,137          (1,625)             6,261         11,600
                                                                   ---------   ----------------   ---------------  -----------

Contract transactions:
    Payments received from contract
      owners                                                         14,032          31,664            134,766        289,215
    Transfers between sub-accounts
      (including fixed account), net                                   (145)             52               (851)        (2,025)
    Transfers for contract benefits
      and terminations                                                3,542          13,883             30,884        121,834
                                                                   ---------   ----------------   ---------------  -----------

             Net increase in net assets
               from contract transactions                            17,429          45,599            164,799        409,024
                                                                   ---------   ----------------   ---------------  -----------

             Net increase in net assets                              18,566          43,974            171,060        420,624

Net assets at beginning of period                                        --              --                 --             --
                                                                   ---------   ----------------   ---------------  -----------

Net assets at end of period                                    $     18,566          43,974            171,060        420,624
                                                                   =========   ================   ===============  ===========

See accompanying notes to financial statements.




                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997



  (1)   ORGANIZATION

        First Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by First Cova Life Insurance Company (Cova) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by Cova.

        The Separate Account is divided into sub-accounts with the assets of each sub-account invested in the corresponding portfolios of the following investment companies:

        Cova Series Trust (Trust)                           9 portfolios
        Lord Abbett Series Fund, Inc. (Lord Abbett)         1 portfolio
        General American Capital Company (GACC)             1 portfolio

        Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. Not all sub-accounts are available for investment depending upon the terms of the variable annuity contracts offered for sale by Cova.

  (2)   SIGNIFICANT ACCOUNTING POLICIES

        (A)   INVESTMENT VALUATION

              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

        (B)   REINVESTMENT OF DISTRIBUTIONS

              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

              GACC follows the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

        (C)   FEDERAL INCOME TAXES

              The operations of the Separate Account are included in the federal income tax return of Cova, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

  (3)   SEPARATE ACCOUNT EXPENSES

        Cova deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

  (4)   CONTRACT FEES

        There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payments withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth, and fifth years, and 3% of the purchase payments withdrawn in the six and seventh years. After the first contract anniversary, provided the contract value exceeds $5000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. There were no surrender fees deducted from the contract values in the Separate Account in 1998.

        An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their policy anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts and the fixed rate account to which the contract value is allocated. In 1998, contract maintenance fees of $117 were deducted from the contract values in the Separate Account.

        Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts of the Separate Account and the fixed rate account offered by Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of amount transferred, will be deducted from the contract account value. Transfers made in the Dollar Cost Averaging program are not subject to the transfer fee. There were no transfer fees deducted from the contract values in the Separate Account in 1998.

        Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin. Cova reserves the right to deduct premium taxes when incurred.


                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997




  (5)   SUBSEQUENT EVENT

        On January 8, 1999, the Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income sub-account invests in the Trust Lord Abbett Growth and Income Portfolio which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income Portfolio is managed by Lord Abbett who also manages the Lord Abbett Growth and Income Portfolio.


                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997




(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, performance returns, and expense ratios for each sub-account follows:





                                               Commenced           Accumulation Unit Value                Net Assets
                                                                -------------------------------   ----------------------------
                                              Operations             1998            1997             1998           1997
                                           ----------------     ---------------  --------------   -------------  -------------
       Trust Bond Debenture                   5/15/97        $       13.496763       12.882042         160,783        115,001
       Trust Developing Growth                11/23/98               11.068002              --           1,844             --
       Trust Large Cap Research                3/3/98                11.825475              --          32,078             --
       Trust Mid-Cap Value                     3/4/98                10.437999              --          15,521             --
       Trust Quality Bond                     5/15/97                11.914486       11.155130          68,612         23,068
       Trust Small Cap Stock                  3/17/97                12.583415       13.492111          33,709          7,146
       Trust Large Cap Stock                  3/11/97                19.428714       14.889594         130,082         41,799
       Trust Select Equity                    3/11/97                16.987197       14.053502          88,450         18,566
       Trust International Equity             3/11/97                12.891430       11.462941          89,651         43,974
       Lord Abbett Growth and Income*         3/11/97                34.325420       30.837096         312,758        171,060
       GACC Money Market                      12/28/98               11.109941              --          24,008             --
                                           ================     ===============  ==============   =============  =============

     * Sub-account ceased operations on January 8, 1999.
    ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.


                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997




(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, performance returns, and expense ratios for each sub-account follows:

                                                                                                       SEPARATE
                                                                                                        ACCOUNT
                                                                                                      Expenses to
                                                                                 Total                to Average
                                                         Commenced             Return**              Net Assets**
                                                                         ----------------------  ----------------------
                                                                         ----------------------  ----------  ----------
                                                        Operations         1998        1997        1998        1997
                                                     ----------------    ---------   ----------  ----------  ----------
       Trust Bond Debenture                             5/15/97              4.77 %       9.71        1.40        1.40
       Trust Developing Growth                          11/23/98             8.57           --        1.40          --
       Trust Large Cap Research                          3/3/98              8.01           --        1.40          --
       Trust Mid-Cap Value                               3/4/98             (5.54)          --        1.40          --
       Trust Quality Bond                               5/15/97              6.81         6.79        1.40        1.40
       Trust Small Cap Stock                            3/17/97             (6.74)       23.53        1.40        1.40
       Trust Large Cap Stock                            3/11/97             30.49        20.08        1.40        1.40
       Trust Select Equity                              3/11/97             20.88        19.47        1.40        1.40
       Trust International Equity                       3/11/97             12.46         2.87        1.40        1.40
       Lord Abbett Growth and Income*                   3/11/97             11.31        14.18        1.40        1.40
       GACC Money Market                                12/28/98               --           --          --          --
                                                     ================    =========   ==========  ==========  ==========

     * Sub-account ceased operations on January 8, 1999.
    ** Performance returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.


                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997




(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION

       The table below summarizes the realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year.

                                                                              1998        1997
                                                                           -----------  ----------
       Realized gain (loss) on sale of fund shares:
         Trust Bond Debenture:
            Aggregate proceeds from sales of fund shares                 $      3,263      24,281
            Aggregate cost of fund shares redeemed                              3,243      24,204
                                                                           -----------  ----------

         Realized gain (loss)                                            $         20          77
                                                                           ===========  ==========

         Trust Developing Growth:
            Aggregate proceeds from sales of fund shares                 $          1          --
            Aggregate cost of fund shares redeemed                                  1          --
                                                                           -----------  ----------

         Realized gain (loss)                                            $         --          --
                                                                           ===========  ==========

         Trust Large Cap Research:
            Aggregate proceeds from sales of fund shares                 $        206          --
            Aggregate cost of fund shares redeemed                                203          --
                                                                           -----------  ----------

         Realized gain (loss)                                            $          3          --
                                                                           ===========  ==========

         Trust Mid-Cap Value:
            Aggregate proceeds from sales of fund shares                 $        105          --
            Aggregate cost of fund shares redeemed                                109          --
                                                                           -----------  ----------

         Realized gain (loss)                                            $         (4)         --
                                                                           ===========  ==========

         Trust Quality Bond:
            Aggregate proceeds from sales of fund shares                 $      2,573         172
            Aggregate cost of fund shares redeemed                              2,509         169
                                                                           -----------  ----------

         Realized gain (loss)                                            $         64           3
                                                                           ===========  ==========

         Trust Small Cap Stock:
            Aggregate proceeds from sales of fund shares                 $        205          17
            Aggregate cost of fund shares redeemed                                216          16
                                                                           -----------  ----------

         Realized gain (loss)                                            $        (11)          1
                                                                           ===========  ==========

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997




                                                                              1998        1997
                                                                           -----------  ----------
       Realized gain (loss) on sale of fund shares, continued:
         Trust Large Cap Stock:
            Aggregate proceeds from sales of fund shares                 $      2,908       1,700
            Aggregate cost of fund shares redeemed                              2,698       1,704
                                                                           -----------  ----------

         Realized gain (loss)                                            $        210          (4)
                                                                           ===========  ==========

         Trust Select Equity:
            Aggregate proceeds from sales of fund shares                 $        759       1,651
            Aggregate cost of fund shares redeemed                                722       1,650
                                                                           -----------  ----------

         Realized gain (loss)                                            $         37           1
                                                                           ===========  ==========

         Trust International Equity:
            Aggregate proceeds from sales of fund shares                 $      1,440      25,579
            Aggregate cost of fund shares redeemed                              1,412      25,395
                                                                           -----------  ----------

         Realized gain (loss)                                            $         28         184
                                                                           ===========  ==========

         Lord Abbett Growth and Income:
            Aggregate proceeds from sales of fund shares                 $      3,648      74,949
            Aggregate cost of fund shares redeemed                              3,636      73,502
                                                                           -----------  ----------

         Realized gain (loss)                                            $         12       1,447
                                                                           ===========  ==========

         GACC Money Market:
            Aggregate proceeds from sales of fund shares                 $         --          --
            Aggregate cost of fund shares redeemed                                 --          --
                                                                           -----------  ----------

         Realized gain (loss)                                            $         --          --
                                                                           ===========  ==========

       Unrealized appreciation (depreciation):
         Trust Bond Debenture:
            Appreciation (depreciation), end of period                   $      2,619          46
            Appreciation (depreciation), beginning of period                       46          --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $      2,573          46
                                                                           ===========  ==========

         Trust Developing Growth:
            Appreciation (depreciation), end of period                   $        121          --
            Appreciation (depreciation), beginning of period                       --          --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $        121          --
                                                                           ===========  ==========

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997




                                                                              1998        1997
                                                                           -----------  ----------
       Unrealized appreciation (depreciation), continued:
         Trust Large Cap Research:
            Appreciation (depreciation), end of period                   $      2,958          --
            Appreciation (depreciation), beginning of period                       --          --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $      2,958          --
                                                                           ===========  ==========

         Trust Mid-Cap Value:
            Appreciation (depreciation), end of period                   $         87          --
            Appreciation (depreciation), beginning of period                       --          --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $         87          --
                                                                           ===========  ==========

         Trust Quality Bond:
            Appreciation (depreciation), end of period                   $      3,041         101
            Appreciation (depreciation), beginning of period                      101          --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $      2,940         101
                                                                           ===========  ==========

         Trust Small Cap Stock:
            Appreciation (depreciation), end of period                   $        394         303
            Appreciation (depreciation), beginning of period                      303          --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $         91         303
                                                                           ===========  ==========

         Trust Large Cap Stock:
            Appreciation (depreciation), end of period                   $     21,707        (598)
            Appreciation (depreciation), beginning of period                     (598)         --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $     22,305        (598)
                                                                           ===========  ==========

         Trust Select Equity:
            Appreciation (depreciation), end of period                   $     10,608       1,102
            Appreciation (depreciation), beginning of period                    1,102          --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $      9,506       1,102
                                                                           ===========  ==========

         Trust International Equity:
            Appreciation (depreciation), end of period                   $      5,127      (1,965)
            Appreciation (depreciation), beginning of period                   (1,965)         --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $      7,092      (1,965)
                                                                           ===========  ==========

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997




                                                                              1998        1997
                                                                           -----------  ----------
       Unrealized appreciation (depreciation), continued:
         Lord Abbett Growth and Income:
            Appreciation (depreciation), end of period                   $      2,381      (7,744)
            Appreciation (depreciation), beginning of period                   (7,744)         --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $     10,125      (7,744)
                                                                           ===========  ==========

         GACC Money Market:
            Appreciation (depreciation), end of period                   $         11          --
            Appreciation (depreciation), beginning of period                       --          --
                                                                           -----------  ----------

         Unrealized appreciation (depreciation)                          $         11          --
                                                                           ===========  ==========


                                             FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                                                  Notes to Financial Statements

                                                   December 31, 1998 and 1997




(8)      UNIT TRANSACTIONS

         The change in the number of accumulation units is as follows:

                                                                                                    TRUST
                                                      --------------------------------------------------------------------------
                                                          Bond             Developing      Large Cap       Mid-Cap    Quality
                                                          Debenture        Growth          Research       Value         Bond
                                                      -------------------------------   ---------------------------  -----------
         Unit balance at 12/31/96
           Contract units purchased                         7,125              --               --            --             --
           Contract units transferred, net                  1,831              --               --            --          2,100
           Contract units redeemed                            (28)             --               --            --            (32)
                                                      --------------  ---------------   -------------  ------------  -----------

         Unit balance at 12/31/97                           8,928              --               --            --          2,068
           Contract units purchased                         1,929              --            2,602         1,370          3,068
           Contract units transferred, net                  1,205             167              111           117            794
           Contract units redeemed                           (149)             --               --            --           (171)
                                                      --------------  ---------------   -------------  ------------  -----------

         Unit balance at 12/31/98                          11,913             167            2,713         1,487          5,759
                                                      ==============  ===============   =============  ============  ===========

                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997




(8)      UNIT TRANSACTIONS

         The change in the number of accumulation units is as follows:

                                                                                                        LORD ABBETT      GACC
                                              ------------------------------------------------------  ----------------------------
                                                  Small Cap    Large Cap    Select      International    Growth and      Money
                                                  Stock        Stock        Equity      Equity           Income          Market
                                              --------------  -----------  ----------   ------------  --------------   -----------
         Unit balance at 12/31/96
           Contract units purchased                   390          978         1,037       2,663            4,526              --
           Contract units transferred, net            140        1,852           292       1,188            1,036              --
           Contract units redeemed                     --          (23)           (8)        (15)             (15)             --
                                              --------------  -----------  ----------   ------------  --------------   -----------

         Unit balance at 12/31/97                     530        2,807         1,321       3,836            5,547              --
           Contract units purchased                   711        2,093         2,639       1,307            2,036           2,161
           Contract units transferred, net          1,439        1,930         1,260       1,863            1,600              --
           Contract units redeemed                     (1)        (135)          (13)        (52)             (71)             --
                                              --------------  -----------  ----------   ------------  --------------   -----------

         Unit balance at 12/31/98                   2,679        6,695         5,207       6,954            9,112           2,161
                                              ==============  ===========  ==========   ============  ==============   ===========



                        FIRST COVA LIFE INSURANCE COMPANY

                   Statutory Financial Statements and Schedule

                        December 31, 1998, 1997, and 1996

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     First Cova Life Insurance Company:


     We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the three-year period ended December 31, 1998. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described more fully in note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are also described in note 2.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Cova Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1998.

     Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 1998, on the basis of accounting described in note 2.

     Our audits were made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The supplementary information included in the accompanying schedule is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic statutory financial statements taken as a whole.






     Chicago, Illinois
     April 23, 1999

                        FIRST COVA LIFE INSURANCE COMPANY

              Statutory Statements of Admitted Assets, Liabilities,
                          and Capital Stock and Surplus

                           December 31, 1998 and 1997

                        (In thousands, except share data)


                          ADMITTED ASSETS                                              1998         1997
                                                                                    -----------  -----------
Bonds                                                                             $     58,302      159,738
Mortgage loans on real estate                                                               --        8,866
Policy loans                                                                                --       20,544
Cash and short-term investments                                                          5,894        3,026
                                                                                    -----------  -----------

             Total cash and investments                                                 64,196      192,174
                                                                                    -----------  -----------

Investment income due and accrued                                                          829        3,017
Federal income taxes recoverable                                                            --           66
Other assets                                                                                 8            9
                                                                                    -----------  -----------

             Total admitted assets excluding separate account assets                    65,033      195,266

Separate Account assets                                                                    958          421
                                                                                    -----------  -----------

             Total admitted assets                                                $     65,991      195,687
                                                                                    ===========  ===========

             LIABILITIES AND CAPITAL STOCK AND SURPLUS

Aggregate reserve for life policies and annuity contracts                         $     30,366      164,208
Supplementary contracts without life contingencies                                         288          120
Life policy and annuity contract claims                                                     (1)         726
Interest maintenance reserve                                                             3,192        1,583
General expenses due or accrued                                                             64           95
Transfers to Separate Accounts due or accrued                                              (31)         (21)
Taxes, licenses, and fees due or accrued
    excluding Federal income taxes                                                         216          220
Federal income taxes                                                                     1,393           --
Remittances and items not allocated                                                         22          (14)
Unearned investment income                                                                  --            3
Asset valuation reserve                                                                    523        1,529
Payable to parent, subsidiaries, and affiliates                                             20           35
Reinsurance payable to parent                                                            1,369        2,372
Checks outstanding                                                                         291           46
Accounts payable - security purchases                                                      480           --
                                                                                    -----------  -----------

             Total liabilities excluding separate account liabilities                   38,192      170,902

Separate Account liabilities                                                               958          421
                                                                                    -----------  -----------

             Total liabilities                                                          39,150      171,323
                                                                                    -----------  -----------

Common capital stock, $10 par value.  Authorized,
    issued, and outstanding 200,000 shares                                               2,000        2,000
Gross paid-in and contributed surplus                                                   11,501       11,501
Unassigned surplus                                                                      13,340       10,863
                                                                                    -----------  -----------

             Total capital stock and surplus                                            26,841       24,364
                                                                                    -----------  -----------

             Total liabilities and capital stock and surplus                      $     65,991      195,687
                                                                                    ===========  ===========

See accompanying notes to statutory financial statements.


                        FIRST COVA LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 1998, 1997, and 1996

                                 (In thousands)




                                                                                          1998          1997          1996
                                                                                       ------------  ------------   ----------
Income:
    Premiums and annuity considerations                                              $    (128,883)           --           --
    Deposit-type funds                                                                         948         6,851          569
    Considerations for supplementary contracts
      without life contingencies                                                               219            54           81
    Net investment income                                                                   13,813        13,771       13,507
    Amortization of interest maintenance reserve                                              (347)         (244)        (206)
    Separate Account net gain from operations
      excluding unrealized gains or losses                                                      11            --           --
    Separate Account administration fee income                                                   9             2           --
                                                                                       ------------  ------------   ----------

             Total income                                                                 (114,230)       20,434       13,951
                                                                                       ------------  ------------   ----------

Benefits and expenses:
    Death benefits                                                                           2,471         3,294        2,691
    Annuity benefits                                                                           383           365           --
    Surrender benefits and other fund withdrawals                                           12,758         7,222        8,719
    Interest on policy or contract funds                                                        47            11           10
    Payment on supplementary contracts without
      life contingencies                                                                        62            24           12
    Increase (decrease) in aggregate reserves
      for life policies and annuity contracts                                             (134,624)        5,904         (928)
    Increase in reserve for supplementary
      contracts without life contingencies                                                     168            30           66
    Commissions on premiums, annuity
      considerations and deposit-type funds                                                     44           239           20
    Commissions and expense allowances on
      reinsurance assumed                                                                      405           423          400
    General insurance expenses                                                                 679           966          663
    Insurance taxes, licenses, and fees,
      excluding Federal income taxes                                                          (170)          142           25
    Net transfers to Separate Accounts                                                         446           388           --
    Other expenses                                                                              --             1            1
                                                                                       ------------  ------------   ----------

             Total benefits and expenses                                                  (117,331)       19,009       11,679
                                                                                       ------------  ------------   ----------

Income from operations before Federal income taxes
    and realized capital gains                                                               3,101         1,425        2,272

Federal income tax expense, excluding
     tax on capital gains                                                                      837           145          445
                                                                                       ------------  ------------   ----------

             Net gain from operations before realized capital gains                          2,264         1,280        1,827

Realized capital gains (net of tax expense of $992 in 1998 and tax benefit of
    $89 and $111 in 1997 and 1996, respectively, and net of amounts transferred to the IMR of $1,263, $(122),
    and $(153) in 1998, 1997, and 1996, respectively)                                           --            --           --
                                                                                       ------------  ------------   ----------

             Net income                                                              $       2,264         1,280        1,827
                                                                                       ============  ============   ==========


See accompanying notes to statutory financial statements.


                        FIRST COVA LIFE INSURANCE COMPANY

                Statutory Statements of Capital Stock and Surplus

                  Years ended December 31, 1998, 1997, and 1996

                                 (In thousands)


                                                                                      1998        1997          1996
                                                                                    ---------   ---------     ---------
Capital stock - balance at beginning and end of year                              $    2,000       2,000         2,000
                                                                                    ---------   ---------     ---------

Gross paid-in and contributed surplus - balance at
   beginning and end of year                                                          11,501      11,501        11,501
                                                                                    ---------   ---------     ---------

Unassigned surplus:
    Balance at beginning of year                                                      10,863       9,642         8,028
    Net income (loss)                                                                  2,264       1,280         1,827
    Change in reserve on account of change in valuation basis                           (781)         --            --
    Change in asset valuation reserve                                                  1,005         (59)         (285)
    Other changes in surplus in Separate Accounts Statement                              (11)         --            --
    Prior period Federal Income Tax adjustment                                            --          --            72
                                                                                    ---------   ---------     ---------

Balance at end of year                                                                13,340      10,863         9,642
                                                                                    ---------   ---------     ---------

             Total capital stock and surplus                                      $   26,841      24,364        23,143
                                                                                    =========   =========     =========

See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                        Statutory Statements of Cash Flow

                  Years ended December 31, 1998, 1997, and 1996

                                 (In thousands)




                                                                                      1998          1997         1996
                                                                                   -----------   ------------  ---------
Cash from operations:
    Premiums and annuity considerations                                          $   (128,883)            --         --
    Deposit-type funds                                                                    948          6,852        569
    Considerations for supplementary contracts without
      life contingencies                                                                  219             54         81
    Net investment income                                                              15,912         13,310     13,499
    Separate Account administration fee income                                              9              2
    Miscellaneous income                                                                   --             --         72
                                                                                   -----------   ------------  ---------
                                                                                     (111,795)        20,218     14,221
                                                                                   -----------   ------------  ---------
    Death benefits                                                                      3,196          2,842      2,716
    Surrender benefits and other fund withdrawals                                      12,758          7,222      8,719
    Other benefits to policyholders, primarily annuity benefits                           495            399         23
    Commissions, other expenses, and taxes paid,
      excluding Federal income tax                                                      1,262          1,709      1,089
    Net transfers to Separate Accounts                                                    456            409         --
    Federal income taxes paid (recovered), excluding
      tax on capital gains                                                               (622)           544        156
                                                                                   -----------   ------------  ---------

                                                                                       17,545         13,125     12,703
                                                                                   -----------   ------------  ---------
             Net cash (used in) from operations                                      (129,340)         7,093      1,518
                                                                                   -----------   ------------  ---------

Cash from investments:
    Proceeds from investments sold, matured, or repaid:
      Bonds                                                                           118,066         40,473     40,506
      Mortgage loans                                                                   11,057            364      1,316
                                                                                   -----------   ------------  ---------

             Total investment proceeds                                                129,123         40,837     41,822
                                                                                   -----------   ------------  ---------

    Taxes (paid) recovered on capital losses                                             (721)            67         84
                                                                                   -----------   ------------  ---------

Cost of investments acquired:
    Bonds                                                                              14,981         44,688     41,686
    Mortgage loans                                                                      1,500            479         --
                                                                                   -----------   ------------  ---------

             Total investments acquired                                                16,481         45,167     41,686
                                                                                   -----------   ------------  ---------

Net increase (decrease) in policy loans                                               (20,544)         1,651      1,970
                                                                                   -----------   ------------  ---------

             Net cash from (used for) investments                                     132,465         (5,914)    (1,750)
                                                                                   -----------   ------------  ---------

Cash from (used in) financing and miscellaneous sources:

    Cash provided - other                                                                 761             13      2,015
    Cash applied - other                                                               (1,018)        (2,155)      (935)
                                                                                   -----------   ------------  ---------

             Net cash from financing and miscellaneous sources                           (257)        (2,142)     1,080
                                                                                   -----------   ------------  ---------

             Net change in cash and short-term investments                              2,868           (963)       848

Cash and short-term investments at beginning of year                                    3,026          3,989      3,141
                                                                                   -----------   ------------  ---------

Cash and short-term investments at end of year                                   $      5,894          3,026      3,989
                                                                                   ===========   ============  =========

See accompanying notes to statutory financial statements.


                        FIRST COVA LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1998, 1997, and 1996


(1)     COMPANY OWNERSHIP AND NATURE OF BUSINESS

              COMPANY OWNERSHIP

              First Cova Life Insurance Company (the Company) is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC), which is a downstream subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company.

              NATURE OF BUSINESS

              The Company is licensed to do business in the state of New York. The Company markets and services single premium deferred annuities and variable annuities. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to seven years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders may also incur certain Federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 54% of the Company's sales were through Edward Jones and Company in 1998. Approximately 58% of the Company's sales were through Dreyfus Service Organization in 1997 and 91% of the Company's sales were through one specific brokerage firm, Advest, in 1996.

(2)     BASIS OF PRESENTATION

        The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which is a comprehensive basis of accounting other than generally accepted accounting principles. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All material transactions recorded by the Company during 1998, 1997, and 1996 are in conformity with prescribed practices.

        Generally accepted accounting principles (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities on a statutory basis, and the establishment of an Interest Maintenance Reserve on a statutory basis as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at market are applied only under GAAP reporting.

        Another difference arises from Federal income taxes being charged to operations based on income that is currently taxable. Deferred income taxes are not provided for the tax effect of temporary differences between book and tax basis of assets and liabilities on a statutory basis.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

The following schedules set forth the adjustments to statutory net income and capital stock and surplus necessary to present them in accordance with generally accepted accounting principles (in thousands):

                                                                             1998          1997          1996
                                                                          ------------  ------------  -----------
Net income (loss):
    As reported under statutory accounting practices                   $       2,264         1,280        1,827
    Deferred acquisition costs                                                    51           477           48
    Change in reserve for policies and contracts                              (4,872)          344          409
    Interest maintenance reserve                                              (1,609)          122           53
    Deferred income taxes                                                      3,003          (827)        (642)
    Amortization of intangible assets and liabilities                         (4,370)         (216)        (189)
    Gain on securities due to reinsurance recapture                            1,986            --            --
    Other, net                                                                   766           421          163
                                                                          ------------  ------------  -----------

         As reported under generally accepted accounting
             principles                                                $      (2,781)        1,601        1,669
                                                                          ============  ============  ===========

                                                                             1998          1997          1996
                                                                          ------------  ------------  -----------

Capital stock and surplus:
    As reported under statutory accounting practices                   $      26,841        24,364       23,143
    Deferred acquisition costs                                                   576           525           48
    Reserves for policies and contracts                                          301         5,173        4,829
    Asset valuation reserve                                                      523         1,528        1,470
    Interest maintenance reserve                                               3,192         1,583        1,461
    Unrealized appreciation (depreciation) of investments                        897         2,964       (1,470)
    Deferred income taxes                                                      2,191        (1,163)         325
    Present value of future profits                                              491         3,350        5,572
    Goodwill                                                                   2,009         2,131        2,254
    Other, net                                                                    --            --           (5)
                                                                          ------------  ------------  -----------

         As reported under generally accepted accounting
             principles                                                $      37,021        40,455       37,627
                                                                          ============  ============  ===========

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification will constitute the only source of "prescribed" statutory accounting practices. Accordingly, once implemented, the definitions of what comprises prescribed versus permitted statutory accounting practices may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date is ultimately dependent on an insurer's state of domicile. The Company is currently evaluating the impact of the Codification on its statutory financial statements.

        In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates. Investment valuation is most affected by the use of estimates and assumptions.

        The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flow of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or a loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of such securities and the related recognition of income.

(3)     BASIS OF VALUATION AND INCOME RECOGNITION OF INVESTED ASSETS

        Asset values are generally stated as follows:

           - Investments are valued as prescribed by the NAIC.

           - Bonds not backed by other loans are valued at amortized cost using the interest method.

           - Mortgage-backed bonds, included in bonds, are valued at amortized cost. Amortization of the discount or premium from the purchase of these securities is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. When such differences occur, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond with a corresponding charge or credit to interest income (the retrospective method).

        Mortgage loans and policy loans are stated at the aggregate unpaid principal value. Short-term investments are carried at amortized cost which approximates fair value.

        Investment income is recorded when earned. Realized capital gains and losses on the sales of investments are determined on the basis of specific costs of investments and are credited or charged to income net of federal income taxes.

(4)     REVENUE AND EXPENSE RECOGNITION

        Premiums, annuity considerations and deposit-type funds are credited to revenue when collected. Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

(5)     ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

        Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets. The IMR is designed to defer net realized capital gains and losses presumably resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion not yet taken into income.

(6)     FEDERAL INCOME TAXES

        Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made nor liability established for the tax effect of timing differences between financial reporting and taxable income.

        For 1998, the Company will file a consolidated Federal income tax return with its parent company, CFSLIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. Intercompany tax balances are to be settled no later than 30 days after related returns are filed.

        Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with Xerox Corporation which has the effect that the Company is not at risk for any income taxes or entitled to recoveries related to those periods.

The actual Federal income tax expense differed from the expected tax expense computed by applying the U.S. Federal statutory rate to the 1998, 1997, and 1996 net gain from operations before Federal income taxes as follows:

                                             1998                       1997                       1996
                                   -------------------------  -------------------------  -------------------------
                                                                   (IN THOUSANDS)
                                   -------------------------------------------------------------------------------
Computed expected tax expense    $
                                       1,085          35.0%         499         35.0%          795          35.0%
Tax basis reserve adjustment
                                          41           1.3           13           .9           (30)         (1.3)
IMR amortization                         121           3.9           85          6.0            72           3.2
Proxy tax on insurance
    acquisition costs                      3           0.1           33          2.3             4            .2
Adjustment for prior years                48           1.5         (127)        (8.9)           --           --
Intangible amortization                 (376)        (12.1)        (376)       (26.4)         (376)        (16.6)
Other                                    (85)         (2.7)          18          1.3           (20)          (.9)
                                   ------------  -----------  ------------  -----------  -------------------------

                                 $       837          27.0%         145         10.2%          445          19.6%
                                   ============  ===========  ============  ===========  =========================

        The Budget Reconciliation Act of 1990 requires life insurers to capitalize and amortize a "proxy" amount of policy acquisition costs beginning in 1990. This proxy amount is based on a percentage of the life insurance company's premium income and not on actual policy acquisition costs.

(7)     TRANSACTIONS WITH AFFILIATES

        The Company has entered into a service agreement and an investment accounting service agreement with its parent, CFSLIC. The Company has also entered into an investment services agreement with Conning Asset Management Company, a Missouri corporation and an affiliate of the Company, pursuant to which the Company receives investment advice. Under the terms of the agreements, the companies (Service Providers) perform various services for the Company which include investment, underwriting, claims, and certain administrative functions. The Service Providers are reimbursed for their services. Expenses and fees paid to affiliated companies during 1998, 1997, and 1996 were $386,821, $339,670, and
        $337,994, respectively.

(8)     CAPITAL STOCK AND SURPLUS RESTRICTIONS

        The amount of dividends which can be paid by State of New York insurance companies to shareholders is subject to prior approval of the Insurance Commissioner. There have been no other restrictions placed on the unassigned surplus funds.

(9)     FAIR VALUE OF FINANCIAL INSTRUMENTS

        Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments (SFAS 107), extends fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions or market conditions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS
              AND ACCRUED INVESTMENT INCOME

              The carrying value amounts reported in the balance sheets for these instruments approximate their fair values.

              INVESTMENT SECURITIES AND MORTGAGE LOANS
              (INCLUDING MORTGAGE-BACKED SECURITIES)

              Fair value for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. (See note 11 for fair value disclosures). As of December 31, 1997, the fair value of the Company's mortgage loans are equivalent to the carrying value.

              POLICY LOANS

              Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              INVESTMENT CONTRACTS

              The Company's policy contracts require beneficiaries commence receipt of payments by the later of age 85 or 10 years after purchase, and may permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities under investment type contracts are estimated as the amount payable on demand. As of December 31, 1998 and 1997, the cash surrender value of policyholder deposits was approximately $1,118,000 and $4,050,000 less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

(10)    LIFE AND ANNUITY ACTUARIAL RESERVES

        There are no deferred fractional premiums on any policies sold or currently in force. There are no premiums beyond the date of death. There are no required reserves for the waiver of deferred fractionals or refund of premiums beyond the date of death.

        Substandard policies are valued using a modification of the standard valuation tables based on the substandard rating. The modification is a 25% additional mortality increase of the standard table for each table rating.

        As of December 31, 1998, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of New York.

        The tabular interest has been determined from the basic data for the calculation of policy reserves.

        Tabular interest for funds not involving life contingencies for each valuation rate and contractual guaranteed rate was determined as the statutory amount required to support the required statutory reserve based on the Commissioner's annuity reserve valuation method. Generally it is 1/100 of the product of such valuation rate of interest times the mean funds at the beginning and end of the valuation period or issue date of the policy, if less.

The life and annuity actuarial reserves as provided in the accompanying statutory financial statements segregated by type and valuation characteristics for 1998 and 1997 are given below.

                                    1998       1997              VALUATION                    WITHDRAWAL
                                  ---------  ----------
          TYPE                    RESERVE     RESERVE            BASIC/RATE                 CHARACTERISTIC
                                  ---------  ----------  ---------------------------  ----------------------------
                                      (IN THOUSANDS)
Structured settlements          $    1,090     1,058     1983 IAM 8.25%               No withdrawal permitted
SPDA - 1 year                       11,585    11,732     CARVM 5.75% - 7.00%          Fixed surrender charge
SPDA - 5 year                       11,867    15,030     CARVM 7.00% - 8.00%          Withdrawal limited to
                                                                                          10% per year
SPDA - 6 year                           42        37     CARVM 5.75%                  Market value adjustment
SPDA - 5 year                          314       285     CARVM 7.25%                  Market value adjustment
SPDA - 7 year                        6,249     6,027     CARVM 7.25%                  Market value adjustment
Variable                               310        75     CARVM 5.50%                  Fixed surrender charge
Ordinary life                          123       116     1958 CSO 3.5% NL             Fixed surrender charge
Ordinary life                           39        39     1980 CSO CRVM                Fixed surrender charge
Ordinary life                          249       243     1980 CSO 4.5% NO             Fixed surrender charge
Ordinary life                            2         2     Group conversion             Fixed surrender charge
                                                            excess mortality
Ordinary life                            3         3     Guaranteed insurability      Fixed surrender charge
Ordinary life                            -    18,747     1958 CSO ALB 5.5% NL         Fixed surrender charge
Group life                               -    31,291     1958 CSO ALB 5.5% NL         Fixed surrender charge
Ordinary life                            -    20,849     1980 CSO ANB Male            Fixed surrender charge
                                                            5.5% NL
Group life                               -    21,581     1980 CSO ANB Male            Fixed surrender charge
                                                            5.5% NL
Ordinary life                            -    18,564     1980 CSO ANB Female          Fixed surrender charge
                                                            5.5% NL
Group life                               -    19,990     1980 CSO ANB Female          Fixed surrender charge
                                                            5.5% NL
Miscellaneous                           16        16                --                           --
Reinsurance ceded                   (1,523)   (1,477)               --                           --
                                  ---------  ----------

                                $   30,366   164,208
                                  =========  ==========

(11)    INVESTMENTS

The cost or amortized cost and estimated fair value of bonds at December
31, 1998 and 1997 is as follows:

                                                                       1998
                                -----------------------------------------------------------------------------------
                                   COST OR           GROSS            GROSS          ESTIMATED
                                  AMORTIZED        UNREALIZED       UNREALIZED          FAIR           CARRYING
                                     COST            GAINS            LOSSES           VALUE            VALUE
                                ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  (IN THOUSANDS)
Bonds:
    Governments              $          1,288              45                --           1,333             1,288
    Public utilities                    1,800              45                --           1,845             1,800
    Industrial and
    miscellaneous                      55,214           1,039               114          56,139            55,214
                                ---------------  ---------------  ---------------  ---------------  ---------------

         Total bonds         $         58,302           1,129               114          59,317            58,302
                                ===============  ===============  ===============  ===============  ===============

                                                                       1997
                                -----------------------------------------------------------------------------------
                                   COST OR           GROSS            GROSS          ESTIMATED
                                  AMORTIZED        UNREALIZED       UNREALIZED          FAIR           CARRYING
                                     COST            GAINS            LOSSES           VALUE            VALUE
                                ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  (IN THOUSANDS)

Bonds:
    Governments              $          1,267               2                --           1,269             1,267
    Public utilities                    7,134              13                --           7,148             7,134
    Industrial and
    miscellaneous                     151,337           3,261               299         154,299           151,337
                                ---------------  ---------------  ---------------  ---------------  ---------------

         Total bonds         $        159,738           3,276               299         162,716           159,738
                                ===============  ===============  ===============  ===============  ===============


The amortized cost and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown in the following table.
Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they may require monthly principal installments and mortgagees may prepay principal.

                                                                                                   ESTIMATED
                                                                                   CARRYING           FAIR
                                                                                    VALUE            VALUE
                                                                                ---------------  ---------------
                                                                                        (IN THOUSANDS)
Due in one year or less                                                       $           400              404
Due after one year through five years                                                  22,175           22,859
Due after five years through ten years                                                 12,924           13,054
Due after ten years                                                                     4,470            4,667
Mortgage-backed securities                                                             18,333           18,333
                                                                                ---------------  ---------------

         Total                                                                $        58,302           59,317
                                                                                ===============  ===============

Approximately 48.1% of the Company's bonds are of highest quality, 44.9% are of high quality, and 7.0% are of medium quality based on NAIC rating methodology. No provision was made for possible decline in the fair value of individual bonds, other than the establishment of AVR, as of December 31, 1998 or 1997, as the Company intends to hold the investments until such time as no significant loss would result.

The components of net investment income were as follows:

                                                                       1998           1997            1996
                                                                   -------------  --------------  --------------
                                                                                  (IN THOUSANDS)
Income on bonds                                                  $     11,211           11,354          11,274
Income on mortgage loans                                                  855              786             940
Income on short-term investments                                          242              197             106
Income on cash on deposit                                                   6                7               4
Income on policy loans                                                  1,588            1,531           1,281
Miscellaneous interest                                                     --               --               4
                                                                   -------------  --------------  --------------

Total investment income                                                13,902           13,875          13,609
Investment expenses                                                       (89)            (104)           (102)
                                                                   -------------  --------------  --------------

         Net investment income                                         13,813           13,771          13,507
                                                                   =============  ==============  ==============

Realized capital gains/(losses):
     Mortgages                                                            661               --              --
    Bonds                                                               1,594             (211)           (264)
    Short-term investments                                                 --               --              --
                                                                   -------------  --------------  --------------

         Net realized gains/(losses) on investments              $      2,255             (211)           (264)
                                                                   =============  ==============  ==============


Proceeds from sales, redemptions, and paydowns of investments in bonds during 1998 were $118,066,396. Gross gains of $2,641,028 and gross losses of $1,046,860 were realized on those sales.

Proceeds from sales, redemptions, and paydowns of investments in bonds during 1997 were $40,473,142. Gross gains of $213,835 and gross losses of $424,506 were realized on those sales.

Proceeds from sales, redemptions, and paydowns of investments in bonds during 1996 were $40,506,099. Gross gains of $51,375 and gross losses of $315,006 were realized on those sales.

Bonds with a carrying value of approximately $837,431 at December 31, 1998 were deposited with governmental authorities as required by law.

The Company held the following individual securities which exceeded 10% of capital stock and surplus as of December 31, 1998 and 1997:

                                                     1998
-------------------------------------------------------------------
                                                   AMORTIZED
LONG-TERM DEBT SECURITIES                            COST
                                               ------------------
                                                 (IN THOUSANDS)

Community First Bankshares                   $         4,000
FNMA Remic Tr 1992 Ser 124-PH                          3,433
Countryside Mtg. 1993-12 A4                            3,211
Time Warner                                            3,200
Develop Div Rlty                                       3,019
ERAC USA Finance                                       2,998
RJR Nabisco Inc.                                       2,947
Salomon Inc.                                           2,934


                                                       1997
--------------------------------------------------------------------------------------------------------------------
                                             AMORTIZED                                                  AMORTIZED
LONG-TERM DEBT SECURITIES                       COST       LONG-TERM DEBT SECURITIES                       COST
                                            -------------                                              -------------
                                                   (IN THOUSANDS)
FNMA Remic Tr 1992-159 Pk                 $      9,858     Salomon Inc.                             $        4,870
Countryside Mtg. 1993-12 A4                      8,957     American Trans Air 1996-1                         4,850
FNMA Remic Tr 1993 Ser 54-J                      6,663     Newmont Mining Corp.                              4,084
Community First Bankshares                       6,000     Res Funding Mtg. Svcs 1993-S26 A8                 4,009
Time Warner                                      5,419     Union Acceptance Corp. Senior Notes               4,000
Develop Div Rlty                                 5,053     Independent Natl Mtg. 1995-M A2                   3,998
Swire Pacific Finance Ltd.                       5,003     Pru Home Mtg. Sec 1993-31 A10                     3,771
CS First Bost. Fin. Co. Sr                                 Sears Mtg. Securities 1993-7 T5                   3,751
    Sec 1995-A 144AAA                            5,000
American Airlines                                4,984     Countrywide Mtg. Sec 1994-7 A5                    3,518
FNMA Remic Tr 1992 Ser 124 PH                              Cox Communications Inc                            3,352
                                                 4,965
FHLMC Mc Mtg. Prt Crt Ser 1406-G                           Pru Home Mtg. Sec 1994-20 A6                      3,066
                                                 4,954
RJR Nabisco Inc.                                 4,898     Ensearch Exploration                              3,000
Alcoa Aluminum                                   4,894     Enron Corp.                                       3,000
                                                           Telecommunications Inc.                           2,851

(12)    NON-ADMITTED ASSETS

        Assets must be included in the statements of assets and liabilities at admitted asset value, and non-admitted assets, principally agents' balances greater than 90 days past due, must be excluded through a charge against unassigned surplus.

                        FIRST COVA LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1998, 1997, and 1996


(13)    REINSURANCE

        In 1993, the Company entered into a reinsurance treaty with its parent, CFSLIC. The underlying block of business assumed was single premium whole life policies. On December 31, 1998, the reinsurance contract was terminated and CFSLIC recaptured all of the single premium whole life policies previously assumed by the Company. Reserves assumed at December 31, 1997 approximated $131.0 million.

        Reserves ceded at December 31, 1998 and 1997, were $1,634,569 and $1,584,622, respectively. Reinsurance does not discharge the Company from its primarily liability to policyholders.

(14)    RISK-BASED CAPITAL

        The NAIC has developed certain risk-based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1998, the Company's total adjusted capital and authorized control level - RBC were $27,364,306 and $959,369, respectively. At this level of adjusted capital, no action is required.

(15)    GUARANTY FUND ASSESSMENTS

        The Company participates, along with all life insurance companies licensed in New York, in an association formed to guarantee benefits to policyholders of insolvent life insurance companies. Under the state law, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1998 but for which assessments have not yet been determined.

        The Company has not established an estimated liability for unassessed guarantee fund claims incurred prior to December 31, 1998 as management believes that such assessments are not material to the financial statements.

(16)    COMMITMENTS AND CONTINGENCIES

        In the ordinary course of business the Company is involved in various legal actions for which it establishes reserves where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the statutory financial statements.

(17)    OTHER

        Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.


                                                                     SCHEDULE 1

                        FIRST COVA LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1998

                            (In thousands of dollars)
Investment income earned:
   Government bonds                                                                         $        74
   Other bonds (unaffiliated)                                                                    11,137
   Bonds of affiliates                                                                               --
   Preferred stocks (unaffiliated)                                                                   --
   Preferred stocks of affiliates                                                                    --
   Common stocks (unaffiliated)                                                                      --
   Common stocks of affiliates                                                                       --
   Mortgage loans                                                                                   855
   Real estate                                                                                       --
   Premium notes, policy loans, and liens                                                         1,588
   Collateral loans                                                                                  --
   Cash on hand and on deposit                                                                        6
   Short-term investments                                                                           242
   Other invested assets                                                                             --
   Derivative instruments                                                                            --
   Aggregate write-in for investment income                                                          --
                                                                                              ----------

           Gross investment income                                                               13,902
                                                                                              ----------

Real estate owned - book value less encumbrances

Mortgage loans - book value:
   Farm mortgages                                                                                    --
   Residential mortgages                                                                             --
   Commercial mortgages                                                                              --
                                                                                             ----------

           Total mortgage loans                                                                      --
                                                                                             ----------

Mortgage loans by standing - book value:
   Good standing                                                                                     --
   Good standing with restructured terms                                                             --
   Interest overdue                                                                                  --
   Foreclosure in process                                                                            --

Other long-term assets - statement value                                                             --

Collateral loans                                                                                     --

Bonds and stocks of parents, subsidiaries, and affiliates - book value:
   Bonds                                                                                             --
   Preferred stocks                                                                                  --
   Common stocks                                                                                     --



                                                              SCHEDULE 1, CONT.

                        FIRST COVA LIFE INSURANCE COMPANY

                       Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1998

                            (In thousands of dollars)
Bonds and short-term investments by class and maturity: Bonds by maturity -
   statement value:
     Due within 1 year or less                                                              $    14,593
     Over 1 year through 5 years                                                                 28,981
     Over 5 years through 10 years                                                               17,886
     Over 10 years through 20 years                                                               2,660
     Over 20 years                                                                                   --
                                                                                              ----------

           Total by maturity                                                                     64,120
                                                                                              ----------

   Bonds by class - statement value:
     Class 1                                                                                     33,873
     Class 2                                                                                     26,159
     Class 3                                                                                      4,088
     Class 4                                                                                         --
     Class 5                                                                                         --
     Class 6                                                                                         --
                                                                                              ----------

           Total by class                                                                        64,120
                                                                                              ----------

Total bonds publicly traded                                                                      40,981

Total bonds privately placed                                                                     17,321

Preferred stocks - statement value                                                                   --

Common stocks - market value                                                                         --

Short-term investments - book value                                                               5,818

Financial options owned - statement value                                                            --

Financial options written and in force - statement value                                             --

Financial futures contracts open - current price                                                     --

Cash on deposit                                                                                      76

Life insurance in force (000's omitted):
   Industrial                                                                                        --
   Ordinary                                                                                           3
   Credit life                                                                                       --
   Group life                                                                                        --
                                                                                             ----------

Amount of accidental death insurance in
   force under ordinary policies                                                                     --
                                                                                             ----------

                                                               SCHEDULE 1, CONT.

                              FIRST COVA LIFE INSURANCE COMPANY

                  Schedule of Selected Financial Data from Annual Statement

                                Year ended December 31, 1998

                                  (In thousands of dollars)
Life insurance policies with disability provisions in force:
   Industrial                                                                               $        --
   Ordinary                                                                                          --
   Credit life                                                                                       --
   Group life                                                                                        --

Supplementary contracts in force:
   Ordinary - not involving life contingencies                                                        7
   Amount on deposit                                                                                 --
   Income payable                                                                                    64

Ordinary - involving life contingencies                                                              --
Income payable                                                                                       --

Group - not involving life contingencies                                                             --
Amount on deposit                                                                                    --
Income payable                                                                                        --

Group - involving life contingencies                                                                 --
Income payable                                                                                       --

Annuities:
   Ordinary:
     Immediate - amount of income payable                                                            --
     Deferred - fully paid account balance                                                       30,994
     Deferred - not fully paid - account balance                                                     --

   Group:
     Immediate - amount of income payable                                                            --
     Fully paid account balance                                                                      --
     Not fully paid - account balance                                                                --

   Accident and health insurance - premiums in force:
     Ordinary                                                                                        --
     Group                                                                                           --
     Credit                                                                                          --

   Deposit funds and dividend accumulations:
     Deposit funds - account balance                                                                 --
     Dividend accumulations - account balance                                                        --

   Claim payments 1997:
     Group accident and health year ended December 31, 1998:
           1998                                                                                      --
           1997                                                                                      --
           1996                                                                                      --

                                                              SCHEDULE 1, CONT.

                        FIRST COVA LIFE INSURANCE COMPANY

                       Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1998

                            (In thousands of dollars)
   Other accident and health:
           1998                                                                             $        --
           1997                                                                                      --
           1996                                                                                      --

   Other coverages that use developmental methods to calculate claims reserves:
           1998                                                                                      --
           1997                                                                                      --
           1996                                                                                      --
                                                                                              ==========

See accompanying independent auditors' report.



                                    PART C
                              OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS


a.         Financial Statements
           ---------------------------------------------------------------

           The following financial statements of the Separate Account are included in Part B hereof:

       1.  Statement of Assets and Liabilities - September 30, 1999 (unaudited).

       2.  Statement of Operations for the Nine Months Ended September 30, 1999
           (unaudited).

       3.  Statement of Changes in Net Assets for the Nine Months Ended September
           30, 1999 (unaudited).

       4.  Notes to Financial Statements - September 30, 1999 (unaudited).

       5.  Independent Auditors' Report.

       6.  Statement of Assets and Liabilities as of December 31, 1998.

       7.  Statement of Operations for the year ended December 31, 1998.

       8.  Statement of Changes in Net Assets for the year ended December
           31, 1998 and the period from commencement of operations through December 31, 1997

       9.  Notes to Financial Statements - December 31, 1998 and 1997.

        The following financial statements of the Company are included in Part B hereof:

       1.   Independent Auditors' Report.

       2.   Statutory Statements of Admitted Assets, Liabilities, and
            Capital Stock and Surplus as of December 31, 1998 and 1997.

       3.   Statutory Statements of Operations for the Years ended
            December 31, 1998, 1997, and 1996.

       4. Statutory Statements of Capital Stock and Surplus for the Years ended December 31, 1998, 1997, and 1996.

       5.   Statutory Statements of Cash Flow for the Years ended
            December 31, 1998, 1997, and 1996.

       6.   Notes to Statutory Financial Statements - December 31, 1998,
            1997, and 1996.


    b.     Exhibits
           ---------------------------------------------------------------

       1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.

       2.  Not Applicable.

       3.  Principal Underwriter's Agreement.

       4.  Individual Flexible Purchase Payment Deferred Variable Annuity
           Contract.

           (i)  Rebalancing Transfers Endorsement.**
           (ii) Automatic Withdrawals Endorsement.
           (iii)Dollar Cost Averaging Endorsement.**
           (iv) Endorsement (Death Benefit)

       5.  Application for Variable Annuity.**

    6.(i)  Copy of Articles of Incorporation of the Company.
     (ii)  Copy of the Bylaws of the Company.

       7.  Not Applicable.

       8.  Not Applicable.

       9.  Opinion and Consent of Counsel.

      10.  Consent of Independent Auditors.

      11.  Not Applicable.

      12.  Not Applicable.

      13.  Calculation of Performance Information.

      14.  Company Organizational Chart.**

      27.  Not Applicable

      **  incorporated by reference to Registrant's Pre-Effective
          Amendment No. 1 to Form N-4 (File No. 33-74174) as electronically filed on May 14, 1996.




ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor

Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101


Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Barber                    Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Norse N. Blazzard                 Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308

William P. Boscow                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Connie A. Doern                   Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Francis A. Goodhue III            Director
Morgan Guaranty
9 West 57th Street
New York, NY 10019

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Richard A. Hemmings                Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer
700 Market St.
St. Louis, MO 63101

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Lisa O. Kirchner                  Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

Sum Leong                         Vice President, Chief
120 Broadway                      Administrative Officer
New York, NY 10271                and Assistant Secretary

William C. Mair                   Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

Thomas A. Price                   Director
Bank of New York
1 Wall Street
New York, NY 10286

Mark E. Reynolds                  Executive Vice President, Chief Financial
One Tower Lane, Suite 3000        Officer and Director
Oakbrook Terrace, IL 60181-4644

Br. Thomas J. Scanlan, F.S.C.     Director
Manhattan College
Riverdale, NY 10471

Bernard J. Spaulding              Senior Vice President, General Counsel and
One Tower Lane, Suite 3000        Secretary
Oakbrook Terrace, IL 60181-4644

Joann T. Tanaka                   Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Peter L. Witkewiz                 Vice President and Controller
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Registrant's Pre-Effective Amendment No. 1 and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of December 10, 1999, there were 43 Non-Qualified Contract Owners and 6 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article II, Section 13) provide that:

Each person who is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as of right to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost or expense including attorneys' fees) asserted or threatened against or incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the Corporation or if serving at the request of the Corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise. The indemnification provided by this By-Law provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other By-Law or under any agreement, resolution of shareholders or directors or otherwise, which forms of indemnification are hereby expressly authorized, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons. Notwithstanding the foregoing, a director shall not be entitled to indemnification for liability to the Corporation or any of its shareholders under the By-Laws or under any agreement or resolution of shareholders or directors, if such liability is of the type described in subsections (i) or (ii) of Section 10 of the Corporation's Certificate of Incorporation and Charter.


The  Corporation  shall have the power, in furtherance of the provisions of this
Section 13, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the payees, the amounts, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation. If any action with respect to indemnification of directors and officers of the Corporation shall be taken by resolution of directors, or by agreement or otherwise, a notice shall be filed with the Superintended of Insurance of the State of New York not less than thirty days thereafter specifying the action taken.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

      Cova Variable Annuity Account One
      Cova Variable Annuity Account Five
      Cova Variable Life Account One
      Cova Variable Life Account Five
      Cova Variable Annuity Account Four
      General American Separate Account Twenty-Eight
      General American Separate Account Twenty-Nine
      Security Equity Separate Account 26
      Security Equity Separate Account 27

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
 Business Address   with Underwriter

Lorry J. Stensrud   Director

Patricia E. Gubbe   President, Chief Compliance Officer and Director

William C. Mair     Director

Philip A. Haley     Vice President

Shari Ruecker       Vice President

Mark E. Reynolds    Treasurer

James W. Koeger     Assistant Treasurer

Bernard J. Spaulding Secretary



     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First Cova Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 15th day of December, 1999.

                                      FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)


                                 By: FIRST COVA LIFE INSURANCE COMPANY



                                 By: /S/ LORRY J. STENSRUD
                                      ____________________________________
                                        Lorry J. Stensrud, President


                                      FIRST COVA LIFE INSURANCE COMPANY
                                      Depositor

                                 By: /S/ LORRY J. STENSRUD
                                      ____________________________________
                                         Lorry J. Stensrud, President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




----------------------       Chairman of the Board and     ------
Richard A. Liddy              Director                      Date

/S/ LORRY J. STENSRUD         President and Director       12/15/99
----------------------                                     -------
Lorry J. Stensrud                                           Date

/s/ J. Robert Hopson*        Director                      12/15/99
----------------------                                     -------
J. Robert Hopson                                            Date

/s/ William C. Mair*         Director                      12/15/99
----------------------                                     -------
William C. Mair                                             Date

/s/ Matthew P. McCauley*     Director                       12/15/99
------------------------                                   -------
Matthew P. McCauley                                         Date


                             Director
----------------------                                     -------
John W. Barber                                              Date

/s/ Norse N. Blazzard*                                     12/15/99
----------------------       Director                      -------
Norse N. Blazzard                                           Date

/s/ Francis A. Goodhue III*                                 12/15/99
---------------------------   Director                      -------
Francis A. Goodhue III                                       Date

/s/ Richard A. Hemmings*                                    12/15/99
----------------------        Director                      -------
Richard A. Hemmings                                          Date

/s/ Thomas A. Price*                                        12/15/99
----------------------        Director                      -------
Thomas A. Price                                              Date

/s/ Thomas J. Scanlan, FSC*                                 12/15/99
----------------------        Director                      -------
Thomas J. Scanlan, FSC                                       Date

/S/ MARK E. REYNOLDS                                        12/15/99
----------------------        Director                      -------
Mark E. Reynolds                                             Date


/S/ J. TERRI TANAKA                                         12/15/99
----------------------        Director                      -------
J. Terri Tanaka                                             Date


/S/ PETER L. WITKEWIZ                                       12/15/99
---------------------         Controller                    --------
Peter L. Witkewiz                                            Date


                                  *By: /S/ LORRY J. STENSRUD
                                       ____________________________________
                                       Lorry J. Stensrud, Attorney-in-Fact



                              INDEX TO EXHIBITS

EXHIBIT NO.

EX-99.B1       Resolution of the Board of Directors
EX-99.B3       Principal Underwriter's Agreement
EX-99.B4       Annuity Contract
EX-99.B4(ii)   Automatic Withdrawals Endorsement
EX-99.B4(iv)   Endorsement (Death Benefit)
EX-99.B6(i)    Copy of Articles of Incorporation
EX-99.B6(ii)   Copy of Bylaws
EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Consent of Independent Auditors
EX-99.B13      Calculation of Performance Information




                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 4

                                      TO

                                   FORM N-4

                                     FOR

                      FIRST COVA VARIABLE ANNUITY ACCOUNT ONE